Schedule of Portfolio Investments

Praxis Impact Bond Fund

March 31, 2019 (Unaudited)

ASSET BACKED SECURITIES - 1.8%	Coupon	Maturity	Principal Amount	Fair Value
CAL Funding II Ltd. (a)	3.620%	06/25/42	$618,750	$619,735
CLI Funding LLC	2.830%	03/18/28	383,333	378,873
Cronos Containers Program Ltd.	3.270%	11/18/29	518,518	515,137
Global SC Finance II SRL (b)	2.980%	04/17/28	469,583	464,739
Golden Credit Card Trust	1.600%	09/15/21	2,000,000	1,989,238
Master Credit Card Trust	2.260%	01/21/20	2,000,000	1,991,170
SBA Tower Trust (b)	2.898%	10/15/19	525,000	524,395
SBA Tower Trust (b)	3.448%	03/15/23	1,250,000	1,257,675
SolarCity LMC Series I LLC (b)	4.800%	12/21/26	565,636	585,046
SolarCity LMC Series IV LLC (b)	4.180%	08/21/45	222,695	224,202
Spruce ABS Trust	4.320%	06/15/28	271,422	272,578
Textainer Marine Containers Ltd.	3.720%	05/20/42	619,861	618,943
Toyota Motor Credit Corp.	1.300%	04/15/20	129,160	128,931
Verizon Owner Trust (b)	1.420%	01/20/21	53,232	53,103
TOTAL ASSET BACKED SECURITIES (COST $9,594,868)				$9,623,765

COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass Through Certificates	3.391%	05/15/45	$937,425	$946,384
Commercial Mortgage Pass Through Certificates	2.853%	10/15/45	1,000,000	993,498
OBP Depositor LLC Trust (b)	4.646%	07/15/45	1,040,000	1,052,577
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $3,105,422)				$2,992,459

MUNICIPAL BONDS - 2.0%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects	7.334%	02/15/28	$1,000,000	$1,269,790
Cincinnati, Ohio Water System Rev.	6.458%	12/01/34	600,000	613,560
Columbus Multi-High School Building Corp.	6.446%	01/15/30	1,000,000	1,028,840
Findlay City School District	6.250%	12/01/37	270,000	276,215
Houston Independent School District	6.168%	02/15/34	1,000,000	1,003,090
Indianapolis Public School Multi-School Building	5.731%	07/15/29	1,500,000	1,514,115

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

MUNICIPAL BONDS - 2.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Massachusetts St.	3.277%	06/01/46	$1,500,000	$1,424,670
New Jersey St. Housing and Mortgage Finance	2.600%	07/01/23	245,000	246,063
Osceola County Housing Finance Authority Rev.	3.350%	07/01/23	180,000	188,338
St. of Hawaii, Department of Business Economic Development & Tourism	1.467%	07/01/22	242,939	241,027
St. Paul Housing & Redevelopment Authority Rev.	2.993%	07/01/21	1,250,000	1,257,838
Warm Springs Reservation Confederated Tribe	8.250%	11/01/19	695,000	705,488
Wisconsin Department of Transportation	5.837%	07/01/30	800,000	805,808
TOTAL MUNICIPAL BONDS (COST $10,518,777)				$10,574,842

CORPORATE BONDS - 41.8%	Coupon	Maturity	Principal Amount	Fair Value
AIRLINES - 0.4%
British Airways, Series 2013-1 (b)	4.625%	06/20/24	$604,716	$630,537
Delta Air Lines, Inc.	4.950%	05/23/19	207,419	207,916
Delta Air Lines, Inc.	2.875%	03/13/20	435,000	434,204
Southwest Airlines Co.	2.650%	11/05/20	680,000	678,923
				1,951,580
AUTO PARTS - 0.4%
American Honda	3.550%	01/12/24	357,000	367,647
BorgWarner, Inc.	4.625%	09/15/20	1,500,000	1,532,622
				1,900,269
BANKS - 5.3%
Axis Bank/Dubai (b)	2.875%	06/01/21	500,000	492,979
Bank of America Corp.	2.151%	11/09/20	1,000,000	990,240
Bank of America Corp.	3.499%	05/17/22	1,000,000	1,011,707
Bank of America Corp.	3.300%	01/11/23	500,000	506,348
Bank of America Corp.	3.335%	01/25/23	1,000,000	1,012,498
Bank of America Corp.	4.100%	07/24/23	1,000,000	1,045,565
Bank of America Corp.	4.271%	07/23/29	1,000,000	1,041,226
Capital One Financial Corp.	2.500%	05/12/20	1,000,000	997,172
Citigroup, Inc.	4.500%	01/14/22	1,250,000	1,303,716
Citigroup, Inc.	3.875%	10/25/23	1,000,000	1,039,746
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,777,688
Commonwealth Bank of Australia (b)	2.250%	03/10/20	1,500,000	1,493,381

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 41.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKS - 5.3% (Continued)
Discover Bank/Greenwood DE	4.200%	08/08/23	$1,255,000	$1,304,764
Fifth Third Bank	3.650%	01/25/24	1,250,000	1,280,119
ING Groep N.V. (b)	4.625%	01/06/26	1,250,000	1,311,522
JPMorgan Chase & Co.	4.625%	05/10/21	500,000	518,695
JPMorgan Chase & Co.	3.250%	09/23/22	1,500,000	1,520,989
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,540,425
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,222,189
National Australia Bank, New York Branch	3.625%	06/20/23	1,500,000	1,535,334
PNC Bank NA	3.500%	06/08/23	1,285,000	1,321,509
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	1,250,000	1,245,453
Toronto-Dominion Bank	1.850%	09/11/20	1,575,000	1,557,914
				28,071,179
BIOTECHNOLOGY - 0.5%
Biogen, Inc.	2.900%	09/15/20	1,000,000	999,621
Celgene Corp.	2.875%	08/15/20	1,250,000	1,250,852
Gilead Sciences, Inc.	3.650%	03/01/26	500,000	509,797
				2,760,270
BUILDING MATERIALS - 0.2%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,248,981

BUILDING MATERIALS & SERVICES - 0.1%
NVR, Inc.	3.950%	09/15/22	500,000	513,357

BUILDING PRODUCTS - 0.3%
Masco Corp.	3.500%	04/01/21	482,000	485,278
Owens Corning	4.200%	12/01/24	1,000,000	1,010,405
				1,495,683
CAPITAL MARKETS - 1.7%
Bank of New York Mellon Corp. (The), Perpetual Bond	4.950%	12/29/49	1,000,000	1,010,000
Goldman Sachs Group, Inc.	2.600%	04/23/20	1,000,000	997,163
Goldman Sachs Group, Inc.	6.000%	06/15/20	1,200,000	1,244,541
Goldman Sachs Group, Inc.	3.272%	09/29/25	1,500,000	1,480,729
Jefferies Group LLC	8.500%	07/15/19	900,000	914,126
Morgan Stanley	3.125%	07/27/26	2,000,000	1,946,931
State Street Corp.	7.350%	06/15/26	1,000,000	1,236,393
				8,829,883

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 41.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CHEMICALS - 1.3%
Avery Dennison Corp.	5.375%	04/15/20	$1,250,000	$1,275,616
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,597,773
Ecolab, Inc.	5.500%	12/08/41	150,000	183,988
Ecolab, Inc.	3.950%	12/01/47	1,220,000	1,249,625
NOVA Chemicals Corp. (b)	5.250%	08/01/23	500,000	502,500
Nutrien Ltd.	5.875%	12/01/36	840,000	934,874
Solvay Finance America LLC	3.400%	12/03/20	1,250,000	1,255,970
				7,000,346
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Steelcase, Inc.	5.125%	01/18/29	1,000,000	1,043,103

COMMUNICATIONS EQUIPMENT - 0.1%
Juniper Networks, Inc.	3.300%	06/15/20	500,000	501,944

CONSUMER FINANCE - 1.0%
American Express Credit Corp.	2.600%	09/14/20	1,000,000	998,270
American Express Credit Corp.	3.000%	10/30/24	1,000,000	995,007
Ford Motor Credit Co. LLC	3.157%	08/04/20	1,000,000	992,917
GE Capital International Funding Co.	4.418%	11/15/35	1,250,000	1,155,608
Hyundai Capital Services, Inc. (b)	2.875%	03/16/21	1,250,000	1,240,251
				5,382,053
CONSUMER SERVICES - 0.7%
Ford Foundation (The), Series 2017	3.859%	06/01/47	2,145,000	2,168,929
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,527,048
				3,695,977
CONTAINERS & PACKAGING - 0.2%
Newell Rubbermaid, Inc.	3.850%	04/01/23	185,000	182,934
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,119,114
				1,302,048
DIVERSIFIED FINANCIAL SERVICES - 1.4%
AerCap Ireland Capital Ltd.	5.000%	10/01/21	1,000,000	1,037,568
Brookfield Finance, Inc.	4.250%	06/02/26	1,000,000	1,008,969
GATX Corp.	2.600%	03/30/20	897,000	894,208
GATX Corp.	4.350%	02/15/24	300,000	310,980
Genpact Luxembourg S.A.R.L.	3.700%	04/01/22	1,100,000	1,086,449
Moody's Corp.	5.500%	09/01/20	1,000,000	1,037,498
MSCI, Inc. (b)	5.750%	08/15/25	500,000	525,000
S&P Global, Inc.	3.300%	08/14/20	750,000	756,373

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 41.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
DIVERSIFIED FINANCIAL SERVICES - 1.4% (Continued)
S&P Global, Inc.	4.000%	06/15/25	$500,000	$526,142
				7,183,187
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
AT&T, Inc.	4.100%	02/15/28	507,000	512,593
AT&T, Inc.	5.250%	03/01/37	500,000	523,857
AT&T, Inc.	4.750%	05/15/46	1,000,000	977,186
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	1,023,934
Verizon Communications, Inc.	5.500%	03/16/47	1,250,000	1,462,992
				4,500,562
EDUCATION - 1.1%
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,603,332
President & Fellows of Harvard College	3.150%	07/15/46	2,500,000	2,364,764
University of Notre Dame, Series 2017	3.394%	02/15/48	2,000,000	1,949,438
				5,917,534
ELECTRIC UTILITIES - 4.2%
Caledonia Generating LLC (b)	1.950%	02/28/22	330,488	326,552
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,824,118
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,272,046
Florida Power & Light Co.	4.050%	10/01/44	1,300,000	1,361,456
Georgia Power Co.	3.250%	04/01/26	1,000,000	979,076
Interstate Power & Light	3.600%	04/01/29	1,250,000	1,253,220
ITC Holdings Corp. (b)	5.500%	01/15/20	1,250,000	1,272,605
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,785,143
NextEra Energy Capital Holdings, Inc.	2.700%	09/15/19	1,250,000	1,249,376
Niagara Mohawk Power Corp. (b)	4.881%	08/15/19	840,000	846,845
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,496,793
Pacificorp	8.080%	10/14/22	500,000	577,615
Pennsylvania Electric Co.	5.200%	04/01/20	500,000	510,051
Portland General Electric Co.	6.100%	04/15/19	1,100,000	1,101,153
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,308,715
Public Service Colorado	3.700%	06/15/28	1,750,000	1,822,061
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	869,015
Southern California Edison	4.050%	03/15/42	1,165,000	1,092,476
Southern Power Co.	4.150%	12/01/25	1,000,000	1,038,323
				21,986,639

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 41.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRICAL EQUIPMENT - 0.5%
Johnson Controls, Inc.	3.750%	12/01/21	$550,000	$558,939
Legrand S.A.	8.500%	02/15/25	1,000,000	1,244,260
Thomas & Betts Corp.	5.625%	11/15/21	720,000	765,820
				2,569,019
FOOD & STAPLES RETAILING - 0.4%
Ahold Finance U.S.A., LLC, Series 2000-1, CV (a)	7.820%	01/02/20	2,927	2,937
Ahold Finance U.S.A., LLC, CV	8.620%	01/02/25	940,987	1,088,694
Kroger Co. (The)	5.000%	04/15/42	1,000,000	977,420
				2,069,051
FOOD PRODUCTS - 2.5%
Bunge Ltd. Finance Corp.	3.500%	11/24/20	1,250,000	1,256,041
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,509,579
Cargill, Inc. (b)	4.760%	11/23/45	1,250,000	1,426,953
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,552,102
J.M. Smucker Co. (The)	3.500%	03/15/25	1,250,000	1,253,056
Kellogg Co.	2.650%	12/01/23	1,000,000	979,638
Kraft Heinz Foods Co.	5.375%	02/10/20	1,000,000	1,020,400
Mars, Inc. (b)	3.600%	04/01/34	1,500,000	1,500,637
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,000,000	1,003,482
Wm. Wrigley Jr. Co. (b)	3.375%	10/21/20	1,430,000	1,444,195
				12,946,083
GAS UTILITIES - 0.5%
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	1,318,397
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	295,597
Laclede Group, Inc. (The)	2.550%	08/15/19	1,250,000	1,246,507
				2,860,501
HEALTH CARE PROVIDERS & SERVICES - 0.9%
CVS Health Corp.	4.300%	03/25/28	1,250,000	1,266,564
Express Scripts Holding Co.	3.300%	02/25/21	1,000,000	1,006,732
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,508,602
Laboratory Corp. of America Holdings	2.625%	02/01/20	1,000,000	997,858
				4,779,756
HOTELS, RESTAURANTS & LEISURE - 0.5%
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	1,003,647
Marriott International, Inc.	3.600%	04/15/24	727,000	733,215
Starbucks Corp.	2.450%	06/15/26	1,000,000	946,486
				2,683,348

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 41.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.6%
Midland Cogeneration Venture, L.P., CV (b)	5.250%	03/15/25	$156,447	$153,528
Midland Cogeneration Venture, L.P., CV (b)	6.000%	03/15/25	403,963	405,892
Solar Star Funding LLC (b)	3.950%	06/30/35	303,881	292,533
Solar Star Funding LLC (b)	5.375%	06/30/35	462,166	485,731
Tenaska Virginia Partners, L.P. (b)	6.119%	03/30/24	712,943	748,370
Topaz Solar Farms LLC (b)	4.875%	09/30/39	289,735	283,940
Topaz Solar Farms LLC (b)	5.750%	09/30/39	675,656	702,682
				3,072,676
INDUSTRIAL CONGLOMERATES - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	02/21/21	500,000	500,806
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	750,650
				1,251,456
INSURANCE - 4.2%
Aflac, Inc.	4.000%	10/15/46	1,058,000	1,044,846
AIG Global Funding (b)	2.150%	07/02/20	750,000	744,116
American International Group, Inc.	3.750%	07/10/25	1,250,000	1,250,843
Anthem, Inc., CV	2.500%	11/21/20	1,500,000	1,492,350
Athene Global Funding (b)	2.750%	04/20/20	1,550,000	1,545,645
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	768,355
Five Corners Funding Trust (b)	4.419%	11/15/23	1,000,000	1,055,696
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,258,702
Jackson National Life Global Funding (b)	3.300%	06/11/21	1,250,000	1,262,973
Kemper Corp.	4.350%	02/15/25	1,250,000	1,279,081
Liberty Mutual Group, Inc. (b)	4.950%	05/01/22	1,050,000	1,103,072
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	1,029,884
Met Life Global Funding	3.600%	01/11/24	1,750,000	1,802,259
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,022,228
Prudential Financial, Inc. (a)	5.875%	09/15/42	500,000	528,750
RLI Corp.	4.875%	09/15/23	1,000,000	1,036,013
Sammons Financial Group	4.450%	05/12/27	800,000	801,852
StanCorp Financial Group, Inc.	5.000%	08/15/22	1,250,000	1,315,992
Unum Group	3.000%	05/15/21	700,000	699,772
W.R. Berkley Corp.	6.150%	08/15/19	710,000	718,321
W.R. Berkley Corp.	4.625%	03/15/22	250,000	261,113
				22,021,863
IT SERVICES - 0.5%
Broadridge Financial Solutions, Inc.	3.950%	09/01/20	1,000,000	1,012,075

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 41.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
IT SERVICES - 0.5% (Continued)
Fiserv, Inc.	2.700%	06/01/20	$1,000,000	$998,839
Xerox Corp.	4.070%	03/17/22	750,000	740,625
				2,751,539
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,290,282

MACHINERY - 0.4%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	1,048,378
Pall Corp.	5.000%	06/15/20	1,000,000	1,025,315
				2,073,693
MEDIA - 0.4%
Comcast Corp.	4.750%	03/01/44	500,000	541,993
Discovery Communications (b)	2.800%	06/15/20	1,000,000	995,612
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	437,013
				1,974,618
METALS & MINING - 0.6%
Newcrest Finance Property Ltd. (b)	4.450%	11/15/21	1,000,000	1,025,377
Nucor Corp.	4.125%	09/15/22	665,000	694,805
Reliance Steel & Aluminum Co.	4.500%	04/15/23	1,105,000	1,146,186
				2,866,368
MULTI-LINE RETAIL - 0.0% (c)
Macy's Retail Holdings, Inc.	9.500%	04/15/21	225,000	235,896

MULTI-UTILITIES - 1.4%
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,779,149
Duke Energy, LLC.	3.450%	03/15/29	1,250,000	1,280,552
Oneok Partners, L.P.	4.900%	03/15/25	1,042,000	1,108,328
Puget Energy, Inc.	5.625%	07/15/22	750,000	800,184
Puget Sound Energy, Inc.	4.223%	06/15/48	1,000,000	1,062,973
Westar Energy, Inc.	2.550%	07/01/26	1,260,000	1,207,780
				7,238,966
OIL, GAS & CONSUMABLE FUELS - 0.2%
ConocoPhillips Holdings Co.	6.950%	04/15/29	1,000,000	1,294,420

PAPER & FOREST PRODUCTS - 0.3%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	800,000	839,600
Klabin Finance S.A. (b)	4.875%	09/19/27	750,000	727,500
				1,567,100

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 41.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
PHARMACEUTICALS - 0.7%
AbbVie, Inc.	2.500%	05/14/20	$1,000,000	$997,049
AstraZeneca Wilmington	7.000%	11/15/23	1,100,000	1,261,135
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,212,854
				3,471,038
PIPELINES - 0.6%
Columbia Pipeline Group, Inc.	3.300%	06/01/20	850,000	853,526
Florida Gas Transmission Co. LLC (b)	4.350%	07/15/25	1,000,000	1,049,140
Northern Natural Gas Co. (b)	4.100%	09/15/42	1,000,000	989,624
				2,892,290
PROFESSIONAL SERVICES - 0.2%
Verisk Analytics, Inc.	5.800%	05/01/21	960,000	1,014,164

PUBLISHING - 0.2%
RELX Capital, Inc.	3.500%	03/16/23	1,200,000	1,215,815

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.6%
Alexandria Real Estate Equities, Inc.	4.000%	01/15/24	1,500,000	1,551,366
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,326,192
Digital Realty Trust, L.P.	3.950%	07/01/22	1,250,000	1,282,587
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,332,851
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	1,016,106
Vornado Realty, L.P.	3.500%	01/15/25	567,000	562,899
Welltower, Inc.	5.250%	01/15/22	1,000,000	1,055,344
				8,127,345
ROAD & RAIL - 1.1%
Burlington Northern Santa Fe LLC	7.160%	01/02/20	73,951	75,425
Burlington Northern Santa Fe LLC	5.750%	05/01/40	1,000,000	1,240,598
Kansas City Southern	2.350%	05/15/20	500,000	496,520
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,089,211
Norfolk Southern Corp.	4.150%	02/28/48	500,000	506,788
Ryder System, Inc.	2.650%	03/02/20	455,000	454,264
Ryder System, Inc.	2.500%	05/11/20	795,000	792,622
TTX Co. (b)	2.600%	06/15/20	1,000,000	997,215
TTX Co.	4.600%	02/01/49	280,000	304,821
				5,957,464

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 41.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Intel Corp.	3.734%	12/08/47	$1,361,000	$1,368,939
KLA-Tencor Corp.	3.375%	11/01/19	600,000	601,525
KLA-Tencor Corp.	4.125%	11/01/21	500,000	513,803
Lam Research Corp.	2.750%	03/15/20	1,000,000	999,122
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	501,333
NXP BV/NXP Funding LLC (b)	3.875%	09/01/22	200,000	202,826
				4,187,548
SHIPPING - 0.1%
Fedex Corp.	3.400%	01/14/22	500,000	506,678

SOFTWARE - 0.4%
Microsoft Corp.	4.450%	11/03/45	2,000,000	2,267,051

SPECIALTY RETAIL - 0.7%
Advanced Auto Parts, Inc.	4.500%	01/15/22	402,000	417,794
Gap, Inc. (The)	5.950%	04/12/21	1,000,000	1,040,315
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	1,013,887
O'Reilly Automotive, Inc.	3.800%	09/01/22	1,000,000	1,025,561
				3,497,557
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,261,432
Apple, Inc.	3.000%	06/20/27	1,000,000	995,583
Seagate HDD Cayman	4.250%	03/01/22	305,000	305,832
				2,562,847
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Hanesbrands, Inc. (b)	4.625%	05/15/24	500,000	501,350

TRANSPORTATION SERVICES - 0.3%
ERAC USA Finance LLC	2.700%	11/01/23	1,250,000	1,211,282
Mexico City Airport Trust (b)	4.250%	10/31/26	497,000	477,865
				1,689,147

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 41.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
WATER UTILITIES - 0.1%
California Water Service, CV	5.875%	05/01/19	$700,000	$701,671

TOTAL CORPORATE BONDS (COST $215,206,498)				$219,423,195

CORPORATE NOTES - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.0%
Calvert Social Investment Foundation, Inc. (d)	1.500%	06/17/19	$1,700,000	$1,694,835
Calvert Social Investment Foundation, Inc. (d)	1.500%	06/15/20	850,000	835,861
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	1,650,000	1,649,251
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	950,000	949,330
TOTAL CORPORATE NOTES (COST $5,150,000)				$5,129,277

FOREIGN GOVERNMENTS - 9.1%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 3.7%
Banco Nacional de Costa Rica (b)	5.875%	04/25/21	$325,000	$325,812
Bank Nederlandse Gemeenten (b)	1.625%	11/25/19	1,500,000	1,491,084
Bank Nederlandse Gemeenten (b)	2.125%	12/14/20	1,500,000	1,492,035
BNG Bank N.V. (b)	3.125%	11/08/21	1,500,000	1,527,451
Export Development Canada	1.625%	06/01/20	700,000	693,615
Export-Import Bank of Korea	2.125%	02/11/21	1,250,000	1,234,625
KFW	1.875%	11/30/20	1,000,000	991,903
KFW	2.000%	11/30/21	1,000,000	991,590
KFW	2.000%	09/29/22	1,500,000	1,483,620
Kommunalbanken A.S. (b)	1.375%	10/26/20	1,000,000	983,314
Kommunalbanken A.S. (b)	2.125%	02/11/25	1,000,000	979,224
Kommunivest I Sverige AB (b)	1.500%	04/23/19	1,000,000	999,370
Kommunivest I Sverige AB	1.875%	06/01/21	1,500,000	1,482,170
Korea East-West Power Co.	3.875%	07/19/23	147,000	151,764
Municipality Finance plc (b)	1.375%	09/21/21	1,000,000	975,057
Nacional Financiera SNC (b)	3.375%	11/05/20	1,000,000	1,000,010
Nederlandse Waterschapsbank N.V.	2.125%	11/15/21	1,500,000	1,490,250
Ras Laffan Liquefied Natural Gas Co. Ltd. II (b)	5.298%	09/30/20	220,600	222,838

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 9.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 3.7% (Continued)
Svensk Exportkredit AB	1.875%	06/23/20	$1,000,000	$993,070
				19,508,802
SUPRANATIONAL - 5.4%
African Development Bank	3.000%	12/06/21	1,000,000	1,017,262
Asian Development Bank	1.000%	08/16/19	1,500,000	1,490,874
Asian Development Bank	2.125%	03/19/25	1,000,000	983,540
Asian Development Bank	3.125%	09/26/28	1,000,000	1,047,228
European Bank for Reconstruction & Development	1.875%	07/15/21	1,500,000	1,484,083
European Investment Bank	2.500%	10/15/24	1,000,000	1,005,160
European Investment Bank	2.875%	06/13/25	1,000,000	1,026,283
European Investment Bank	2.125%	04/13/26	1,000,000	979,631
European Investment Bank	2.375%	05/24/27	1,000,000	990,924
Inter-American Development Bank	3.000%	09/26/22	2,000,000	2,044,965
Inter-American Development Bank	4.375%	01/24/44	3,000,000	3,682,493
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	493,488
International Bank for Reconstruction & Development	3.125%	11/20/25	1,000,000	1,040,906
International Development Association (b)	2.750%	04/24/23	5,000,000	5,074,257
International Finance Corp., Series GMTN	1.750%	03/30/20	3,000,000	2,977,648
International Finance Corp., Series GMTN	2.000%	10/24/22	2,000,000	1,976,868
Nordic Investment Bank	2.250%	09/30/21	1,000,000	997,249
				28,312,859

TOTAL FOREIGN GOVERNMENTS (COST $47,179,215)				$47,821,661

U.S. GOVERNMENT AGENCIES - 41.2%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 4.5%
FHLB	3.375%	06/12/20	$1,000,000	$1,010,584
FHLB	5.500%	07/15/36	17,120,000	22,831,441
				23,842,025
FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.0%
FHLMC	5.000%	04/01/19	388	391
FHLMC	5.000%	12/01/21	36,820	37,594
FHLMC	2.375%	01/13/22	8,460,000	8,483,527
FHLMC	5.500%	04/01/22	24,413	24,904

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 41.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.0% (Continued)
FHLMC	4.000%	11/01/24	$274,644	$283,438
FHLMC	4.000%	10/01/25	126,164	130,204
FHLMC	6.000%	04/01/27	109,218	118,113
FHLMC	2.500%	10/01/27	710,113	709,968
FHLMC	7.000%	02/01/30	20,262	20,283
FHLMC	7.500%	07/01/30	141,877	159,923
FHLMC	7.000%	03/01/31	51,164	58,672
FHLMC	6.250%	07/15/32	13,000,000	17,931,280
FHLMC	3.000%	11/01/32	1,316,892	1,332,247
FHLMC	3.000%	11/01/32	900,962	911,469
FHLMC	5.500%	11/01/33	48,878	53,665
FHLMC (H15T1Y + 2.231) (a)	4.231%	05/01/34	33,507	35,023
FHLMC (H15T1Y + 2.231) (a)	4.231%	05/01/34	64,728	68,144
FHLMC	5.000%	07/01/35	97,702	105,252
FHLMC	4.500%	10/01/35	175,486	185,767
FHLMC	5.500%	03/01/36	49,990	54,940
FHLMC	5.500%	06/01/36	66,295	72,823
FHLMC	6.000%	06/01/36	67,335	74,648
FHLMC	5.500%	12/01/36	56,525	62,104
FHLMC	6.000%	08/01/37	34,157	37,638
FHLMC	5.000%	03/01/38	285,763	308,020
FHLMC	4.500%	06/01/39	349,474	370,081
FHLMC	5.000%	06/01/39	470,904	508,609
FHLMC	4.500%	07/01/39	349,842	370,441
FHLMC	4.500%	11/01/39	321,352	340,246
FHLMC	4.500%	09/01/40	521,097	551,821
FHLMC	4.500%	05/01/41	1,013,977	1,073,734
FHLMC	4.500%	07/01/41	1,021,664	1,081,861
FHLMC	5.000%	09/01/41	443,532	479,161
FHLMC	3.500%	10/01/41	674,525	689,394
FHLMC	4.000%	10/01/41	524,351	544,273
FHLMC	3.500%	02/01/42	972,172	993,605
FHLMC	4.000%	02/01/42	291,353	302,418
FHLMC	3.500%	06/01/42	1,132,569	1,157,539
FHLMC	3.500%	06/01/42	1,181,188	1,207,231
FHLMC	3.500%	08/01/42	1,228,654	1,255,745

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 41.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.0% (Continued)
FHLMC	3.000%	11/01/42	$1,955,715	$1,956,788
FHLMC	3.000%	01/01/43	1,184,919	1,185,570
FHLMC	3.000%	05/01/43	1,691,166	1,692,095
FHLMC	3.500%	10/01/44	1,503,034	1,531,513
FHLMC	3.500%	11/01/44	1,366,883	1,392,571
FHLMC	3.500%	04/01/45	1,651,440	1,681,208
FHLMC	3.000%	05/01/46	2,351,825	2,344,376
FHLMC	3.000%	12/01/46	4,218,507	4,205,143
FHLMC	3.500%	03/01/48	4,656,989	4,756,799
				62,932,259
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.6%
FNMA	7.000%	11/01/19	152	152
FNMA	7.000%	11/01/19	588	589
FNMA	3.500%	07/01/20	43,546	44,546
FNMA	1.875%	04/05/22	9,500,000	9,395,655
FNMA	5.500%	06/01/22	40,561	41,522
FNMA	2.890%	07/01/22	2,345,067	2,362,466
FNMA	2.000%	10/05/22	3,500,000	3,466,994
FNMA	2.190%	01/01/23	1,954,209	1,935,938
FNMA	2.375%	01/19/23	4,500,000	4,512,119
FNMA	2.670%	12/01/23	2,403,915	2,412,839
FNMA	2.561%	07/25/24	3,000,000	2,984,339
FNMA	2.625%	09/06/24	5,750,000	5,833,867
FNMA	2.890%	12/01/24	4,000,000	4,048,085
FNMA	3.080%	12/01/24	2,313,801	2,368,995
FNMA	2.710%	01/01/25	4,500,000	4,499,053
FNMA	5.000%	04/01/25	79,646	84,134
FNMA	5.000%	07/01/25	61,715	65,193
FNMA	3.500%	10/01/25	137,443	140,600
FNMA	5.000%	10/01/25	80,604	85,150
FNMA	5.500%	11/01/25	24	26
FNMA	4.000%	03/01/26	497,349	512,308
FNMA	2.125%	04/24/26	2,000,000	1,953,188
FNMA	8.500%	09/01/26	12,370	12,509
FNMA	2.785%	09/25/26	1,851,433	1,868,109
FNMA	2.746%	04/25/27	965,331	965,070

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 41.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.6% (Continued)
FNMA	2.500%	09/01/27	$862,983	$862,505
FNMA	2.500%	11/01/27	1,257,405	1,256,712
FNMA	2.943%	11/25/27	1,312,248	1,344,235
FNMA	2.500%	01/01/28	846,085	845,619
FNMA	3.325%	06/25/28	2,000,000	2,056,352
FNMA	6.625%	11/15/30	13,050,000	17,970,697
FNMA	2.000%	01/01/32	2,785,745	2,712,580
FNMA	3.000%	12/01/32	1,330,381	1,346,054
FNMA	6.000%	10/01/33	43,383	47,833
FNMA	5.500%	02/01/34	51,119	56,200
FNMA (H15T1Y + 2.205) (a)	4.069%	05/01/34	47,496	49,859
FNMA (12MO LIBOR + 1.645) (a)	4.270%	05/01/34	13,794	14,228
FNMA	6.000%	11/01/34	117,008	129,030
FNMA	5.500%	01/01/35	66,927	72,413
FNMA	5.000%	10/01/35	102,226	109,917
FNMA	5.500%	10/01/35	131,206	144,336
FNMA	6.000%	10/01/35	68,972	76,066
FNMA	5.500%	06/01/36	36,245	39,799
FNMA	6.000%	06/01/36	38,061	41,932
FNMA	5.500%	11/01/36	44,313	48,639
FNMA (12MO LIBOR + 1.631) (a)	3.679%	05/01/37	28,505	29,706
FNMA	5.625%	07/15/37	2,750,000	3,716,474
FNMA	4.500%	09/01/40	311,884	329,743
FNMA	4.500%	10/01/40	313,211	331,146
FNMA	4.000%	12/01/40	818,801	849,201
FNMA	4.000%	01/01/41	540,568	560,689
FNMA	3.500%	02/01/41	821,551	839,031
FNMA	4.000%	10/01/41	466,141	483,452
FNMA	4.000%	11/01/41	469,805	487,298
FNMA	4.000%	12/01/41	1,158,173	1,201,299
FNMA	4.000%	12/01/41	616,961	639,934
FNMA	4.000%	01/01/42	1,419,682	1,483,056
FNMA	3.500%	05/01/42	992,196	1,013,311
FNMA	3.000%	06/01/42	1,636,124	1,637,220
FNMA	3.000%	08/01/42	1,415,135	1,416,083
FNMA	3.000%	08/01/42	1,360,336	1,361,247
FNMA	3.500%	12/01/42	1,539,544	1,572,718

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 41.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.6% (Continued)
FNMA	3.000%	06/01/43	$1,421,385	$1,422,338
FNMA	4.000%	12/01/44	1,974,123	2,062,211
FNMA	3.500%	05/01/45	1,940,943	1,984,499
FNMA	3.000%	04/01/46	2,329,146	2,322,051
FNMA	3.500%	11/01/46	3,636,079	3,698,828
FNMA	4.000%	11/01/48	4,965,006	5,193,901
				113,453,888
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.1%
GNMA	7.000%	12/20/30	19,117	21,833
GNMA	7.000%	10/20/31	13,884	16,165
GNMA	7.000%	03/20/32	50,661	58,970
GNMA	3.375%	01/20/34	43,023	44,675
GNMA	5.500%	10/20/38	15,327	15,841
GNMA	6.500%	11/20/38	10,698	12,251
GNMA	2.250%	04/16/42	324,300	320,558
				490,293
OVERSEAS PRIVATE INVESTMENT CORPORATION - 0.7%
OPIC	3.280%	09/15/29	1,047,814	1,075,689
OPIC	3.540%	06/15/30	661,772	691,523
OPIC	3.520%	09/20/32	964,286	1,006,689
OPIC	3.820%	06/01/33	901,766	961,510
				3,735,411
SMALL BUSINESS ADMINISTRATION - 0.0% (c)
SBA (Prime - 265) (a)	2.850%	02/25/32	200,893	199,137

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT - 2.1%
Ukraine Government AID Bond	1.847%	05/29/20	1,000,000	995,836
Hashemite Kingdom of Jordan AID Bond	2.503%	10/30/20	5,000,000	5,008,877
Ukraine Government AID Bond	1.471%	09/29/21	2,000,000	1,959,020
Iraq Aid	2.149%	01/18/22	1,500,000	1,490,641
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,489,789
				10,944,163

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 41.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.2%
United States Department of Housing and Urban Development	2.350%	08/01/21	$1,000,000	$999,288

TOTAL U.S. GOVERNMENT AGENCIES (COST $213,155,044)				$216,596,464

MONEY MARKET FUNDS - 1.4%	Shares	Value
First American Government Obligations Fund - Class X, 2.36% (e) (Cost $7,374,411)	7,374,411	$7,374,411

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

INVESTMENT COMPANIES - 0.7%	Shares	Fair Value
Pax High Yield Bond Fund - Institutional Shares (Cost $4,199,236)	530,984	$3,477,944

TOTAL INVESTMENTS - (COST $515,483,471) - 99.6%		$523,014,018

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		2,137,089

NET ASSETS - 100.0%		$525,151,107

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At March 31, 2019, these securities were valued at $50,587,276 or 9.6% of net assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 1.50%, 06/17/19	06/10/16	$1,700,000	$1,694,835	0.3%
Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	850,000	835,861	0.2%
Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/18/18	1,650,000	1,649,251	0.3%
Calvert Social Investment Foundation, Inc. 3.00%, 12/15/23	12/17/18	950,000	949,330	0.2%
		$5,150,000	$5,129,277	1.0%

(e)	The rate shown is the 7-day effective yield as of March 31, 2019.

plc - Public Liability Company

CV - Convertible Security

T - U.S. Treasury Note

H15T1Y - U.S. Treasury Yield curve rate for U.S. Treasury note with a constant maturity of 1 year

LIBOR - London Interbank Offered Rate

GMTN - Global Medium-Term Note

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments

Praxis International Index Fund

March 31, 2019 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Fair Value
AUSTRALIA - 4.5%
BANKS - 1.5%
Australia & New Zealand Banking Group Ltd. (a)	6,107	$112,941
Australia & New Zealand Banking Group Ltd. - ADR	36,061	667,850
Commonwealth Bank of Australia (a)	21,512	1,079,738
Commonwealth Bank of Australia - ADR	1,887	94,690
National Australia Bank Ltd. (a)	12,131	217,965
National Australia Bank Ltd. - ADR	63,688	574,147
Westpac Banking Corp. (a)	4,794	88,367
Westpac Banking Corp. - ADR	68,899	1,274,632
		4,110,330
BIOTECHNOLOGY - 0.5%
CSL Ltd. (a)	3,640	505,041
CSL Ltd. - ADR	10,704	744,089
		1,249,130
CAPITAL MARKETS - 0.3%
Macquarie Group Ltd. (a)	7,209	663,897
Macquarie Group Ltd. - ADR	2,747	253,287
		917,184
CONTAINERS & PACKAGING - 0.2%
Amcor Ltd. (a)	24,949	272,967
Amcor Ltd. - ADR	3,500	153,230
		426,197
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Amp Ltd. (a)	152,182	227,272

FOOD & STAPLES RETAILING - 0.5%
Coles Group Ltd. (a) (b)	22,877	192,546
Wesfarmers Ltd. (a)	22,877	563,325
Woolworths Group Ltd. (a)	27,413	591,988
		1,347,859
GAS UTILITIES - 0.1%
APA Group (a)	53,069	376,703

INSURANCE - 0.2%
Suncorp Group Ltd. (a)	46,152	452,016

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
AUSTRALIA - 4.5% (Continued)
METALS & MINING - 0.5%
Alumina Ltd. (a)	40,277	$69,359
Alumina Ltd. - ADR	41,858	289,867
BlueScope Steel Ltd. (a)	41,286	409,770
Fortescue Metals Group Ltd. (a)	112,767	570,710
		1,339,706
OIL, GAS & CONSUMABLE FUELS - 0.4%
Caltex Australia Ltd. (a)	17,687	329,041
Origin Energy Ltd. (a)	57,852	296,134
Woodside Petroleum Ltd. (a)	18,241	447,802
Woodside Petroleum Ltd. - ADR	5,235	129,043
		1,202,020
TRANSPORTATION INFRASTRUCTURE - 0.2%
Transurban Group (a)	62,866	589,606

TOTAL AUSTRALIA		12,238,023

AUSTRIA - 0.4%
BANKS - 0.1%
Erste Group Bank AG (a)	5,112	187,877
Erste Group Bank AG - ADR	12,078	221,994
		409,871
METALS & MINING - 0.1%
Voestalpine AG (a)	12,224	371,574

OIL, GAS & CONSUMABLE FUELS - 0.2%
OMV AG (a)	7,717	419,027

TOTAL AUSTRIA		1,200,472

BELGIUM - 0.4%
FOOD & STAPLES RETAILING - 0.2%
Colruyt S.A. (a)	8,334	615,787

PHARMACEUTICALS - 0.2%
UCB S.A. (a)	6,260	537,727

TOTAL BELGIUM		1,153,514

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
BERMUDA - 0.9%
BANKS - 0.3%
Credicorp Ltd.	3,759	$901,972

ELECTRIC UTILITIES - 0.1%
CK Infrastructure Holdings Ltd. (a)	41,518	340,776

HOUSEHOLD DURABLES - 0.3%
Haier Electronics Group Co. (a)	243,000	707,488

INDUSTRIAL CONGLOMERATES - 0.2%
Jardine Matheson Holdings Ltd. (a)	4,751	296,603
Jardine Matheson Holdings Ltd. - ADR	3,618	225,673
		522,276
TOTAL BERMUDA		2,472,512

BRAZIL - 1.3%
BANKS - 0.5%
Banco Bradesco S.A. - ADR	99,436	1,084,847
Banco Santander Brasil S.A. - ADR	29,881	335,564
		1,420,411
CHEMICALS - 0.1%
Braskem S.A. - ADR	13,840	357,349

OIL, GAS & CONSUMABLE FUELS - 0.6%
Petroleo Brasileiro S.A. - ADR	82,724	1,316,966
Ultrapar Participacoes S.A. - ADR	32,821	392,211
		1,709,177
PAPER & FOREST PRODUCTS - 0.1%
Suzano Papel e Celulose S.A.	6,328	149,910

TOTAL BRAZIL		3,636,847

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
CANADA - 6.5%
AUTO COMPONENTS - 0.2%
Magna International, Inc. - Class A	13,069	$636,330

BANKS - 1.5%
Bank of Montreal	7,625	570,503
Bank of Nova Scotia	12,180	648,950
Canadian Imperial Bank of Commerce	6,759	534,434
Royal Bank of Canada	17,137	1,294,700
Toronto-Dominion Bank	18,968	1,030,531
		4,079,118
CHEMICALS - 0.4%
Methanex Corp.	7,519	427,530
Nutrien Ltd.	13,301	701,761
		1,129,291
INSURANCE - 0.4%
Manulife Financial Corp.	30,520	516,093
Sun Life Financial, Inc.	11,714	449,935
		966,028
IT SERVICES - 0.3%
CGI Group, Inc. (b)	9,434	648,682

MEDIA - 0.3%
Shaw Communications, Inc. - Class B	21,893	456,250
Thomson Reuters Corp.	6,365	376,808
		833,058
METALS & MINING - 0.4%
Agnico Eagle Mines Ltd.	12,148	528,438
Teck Resources Ltd. - Class B	24,575	569,649
		1,098,087
OIL, GAS & CONSUMABLE FUELS - 1.4%
Cenovus Energy, Inc.	36,107	313,409
Enbridge, Inc.	34,762	1,260,470
Encana Corp.	50,696	367,039
Suncor Energy, Inc.	58,123	1,884,929
		3,825,847
ROAD & RAIL - 0.7%
Canadian National Railway Co.	16,941	1,515,881

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
CANADA - 6.5% (Continued)
ROAD & RAIL - 0.7% (Continued)
Canadian Pacific Railway Ltd.	2,233	$460,065
		1,975,946
SOFTWARE - 0.2%
Open Text Corp.	14,935	573,952

TEXTILES, APPAREL & LUXURY GOODS - 0.4%
Gildan Activewear, Inc.	25,642	922,343

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Rogers Communications, Inc. - Class B	12,894	693,955

TOTAL CANADA		17,382,637

CAYMAN ISLANDS - 5.6%
DIVERSIFIED CONSUMER SERVICES - 0.5%
New Oriental Education & Technology Group, Inc. - ADR (b)	7,334	660,720
TAL Education Group - ADR (b)	17,340	625,627
		1,286,347
GAS UTILITIES - 0.2%
ENN Energy Holdings Ltd. (a)	50,000	483,943

INDUSTRIAL CONGLOMERATES - 0.3%
CK Hutchison Holdings Ltd. (a)	53,500	562,572
CK Hutchison Holdings Ltd. - ADR	28,954	303,583
		866,155
INTERNET & DIRECT MARKETING RETAIL - 0.5%
Ctrip.com International Ltd. - ADR (b)	13,813	603,490
JD.com, Inc. - ADR (b)	20,481	617,502
		1,220,992
INTERNET SOFTWARE & SERVICES - 3.8%
Alibaba Group Holdings Ltd. - ADR (b)	18,184	3,317,671
Baidu, Inc. - ADR (b)	5,149	848,813
NetEase, Inc. - ADR	2,394	578,031
SINA Corp. (b)	7,200	426,528
Tencent Holdings Ltd. - ADR	103,302	4,749,826
Weibo Corp. - ADR (b)	5,767	357,496
		10,278,365

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
CAYMAN ISLANDS - 5.6% (Continued)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Wharf Real Estate Investment Co. Ltd. (a)	111,565	$831,461

TOTAL CAYMAN ISLANDS		14,967,263

CHILE - 0.5%
AIRLINES - 0.1%
Latam Airlines Group S.A. - ADR	30,040	317,823

BEVERAGES - 0.1%
Embotelladora Andina S.A. - Class B - ADR	6,720	145,353

CHEMICALS - 0.1%
Sociedad Quimica y Minera de Chile S.A. - ADR	7,828	300,908

ELECTRIC UTILITIES - 0.2%
Enel Americas S.A. - ADR	53,811	480,532

TOTAL CHILE		1,244,616

CHINA - 3.7%
BANKS - 1.9%
Bank of China Ltd. - H Shares (a)	2,743,000	1,246,612
China Construction Bank Corp. - ADR	69,587	1,191,329
China Construction Bank Corp. - H Shares (a)	731,000	627,467
China Merchants Bank Co. Ltd. - H Shares (a)	221,500	1,079,090
Industrial & Commercial Bank of China Ltd. - H Shares (a)	1,364,000	1,001,701
		5,146,199
CHEMICALS - 0.2%
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	9,873	471,238

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
China Telecom Corp. Ltd. - ADR	6,115	342,501

INSURANCE - 1.2%
China Life Insurance Co. Ltd. - ADR	82,593	1,108,398
Ping An Insurance Group Co. of China Ltd. - ADR	37,164	841,021

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
CHINA - 3.7% (Continued)
INSURANCE - 1.2% (Continued)
Ping An Insurance Group Co. of China Ltd. - H Shares (a)	109,993	$1,238,325
		3,187,744
OIL, GAS & CONSUMABLE FUELS - 0.2%
PetroChina Co. Ltd. - H Shares (a)	774,000	506,671

ROAD & RAIL - 0.1%
Guangshen Railway Co. - ADR	8,797	175,412

TOTAL CHINA		9,829,765

COLOMBIA - 0.6%
BANKS - 0.2%
BanColombia S.A. - ADR	9,526	486,398

OIL, GAS & CONSUMABLE FUELS - 0.4%
Ecopetrol S.A. - ADR	48,816	1,046,615

TOTAL COLOMBIA		1,533,013

DENMARK - 1.2%
BANKS - 0.1%
Danske Bank A/S (a)	11,624	204,321
Danske Bank A/S - ADR	6,614	58,600
		262,921
ELECTRICAL EQUIPMENT - 0.2%
Vestas Wind Systems A/S (a)	5,374	452,950

MARINE - 0.1%
A.P. Moller-Maerska A/S - Series B (a)	274	347,387

PHARMACEUTICALS - 0.7%
Novo Nordisk A/S - ADR	36,060	1,886,299

ROAD & RAIL - 0.1%
DSV A/S (a)	4,551	376,602

TOTAL DENMARK		3,326,159

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
FINLAND - 0.7%
COMMUNICATIONS EQUIPMENT - 0.2%
Nokia OYJ - ADR	86,149	$492,772

MACHINERY - 0.2%
Kone OYJ - Class B (a)	11,250	568,194

OIL, GAS & CONSUMABLE FUELS - 0.1%
Neste OYJ (a)	3,297	351,448

PAPER & FOREST PRODUCTS - 0.2%
Stora Enso OYJ - ADR	32,308	394,158

TOTAL FINLAND		1,806,572

FRANCE - 7.1%
AUTO COMPONENTS - 0.4%
Cie Generale des Etablissements Michelin (a)	1,074	126,882
Cie Generale des Etablissements Michelin - ADR	25,215	595,452
Valeo S.A. (a)	2,793	81,085
Valeo S.A. - ADR	13,056	188,986
		992,405
AUTOMOBILES - 0.1%
Renault S.A. (a)	5,892	389,550

BANKS - 0.4%
BNP Paribas S.A. - ADR	25,702	611,451
Societe Generale S.A. (a)	4,111	118,776
Societe Generale S.A. - ADR	36,300	209,088
		939,315
BUILDING PRODUCTS - 0.2%
Cie de Saint-Gobain (a)	13,938	505,357

CHEMICALS - 0.4%
Air Liquide S.A. (a)	8,057	1,025,304

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
FRANCE - 7.1% (Continued)
CHEMICALS - 0.4% (Continued)
Air Liquide S.A. - ADR	3,275	$83,152
		1,108,456
CONSTRUCTION & ENGINEERING - 0.6%
ACS Actividades de Construccion y Servicios S.A. (a)	10,071	442,722
Bouygues S.A. (a)	8,092	289,266
Vinci S.A. (a)	1,494	145,363
Vinci S.A. - ADR	34,082	827,511
		1,704,862
CONSTRUCTION MATERIALS - 0.1%
Imerys S.A. (a)	5,860	292,314

DIVERSIFIED - 0.2%
Gecina S.A. (a)	2,704	399,982

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Orange S.A. - ADR	35,228	574,216
Vivendi S.A. (a)	12,138	351,746
Vivendi S.A. - ADR	11,623	336,428
		1,262,390
ELECTRICAL EQUIPMENT - 0.6%
Legrand S.A. (a)	17,254	1,155,109
Schneider Electric SE (a)	7,325	574,906
		1,730,015
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
ICADE (a)	4,108	347,487

FOOD PRODUCTS - 0.9%
Danone S.A. - ADR	149,555	2,301,651

HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Essilor International S.A. (a)	4,503	491,887
Essilor International S.A. - ADR	2,486	135,910
		627,797
HOTELS, RESTAURANTS & LEISURE - 0.1%
TUI AG - DI (a)	21,801	209,376

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
FRANCE - 7.1% (Continued)
INSURANCE - 0.4%
AXA S.A. (a)	4,355	$109,528
AXA S.A. - ADR	34,977	880,021
		989,549
MEDIA - 0.1%
Publicis Groupe S.A. - ADR	26,260	350,702

MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.1%
Unibail-Rodamco-Westfield SE (a)	45,646	375,173

MULTI-LINE RETAIL - 0.2%
PPR S.A. (a)	927	531,708

MULTI-UTILITIES - 0.4%
Engie S.A. (a)	19,124	285,182
Engie S.A. - ADR	11,994	178,351
Veolia Environnement S.A. (a)	14,792	330,941
Veolia Environnement S.A. - ADR	11,774	262,973
		1,057,447
PERSONAL PRODUCTS - 0.8%
L'Oreal S.A. (a)	1,380	371,607
L'Oreal S.A. - ADR	35,075	1,891,068
		2,262,675
RETAIL - 0.2%
Klepierre S.A. (a)	12,911	451,725

TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Hermes International S.A. (a)	573	378,321

TOTAL FRANCE		19,208,257

GERMANY - 5.8%
AIR FREIGHT & LOGISTICS - 0.3%
Deutsche Post AG (a)	10,161	330,655
Deutsche Post AG - ADR	14,832	482,856
		813,511
AUTOMOBILES - 0.6%
Bayerische Moteren Werke AG - ADR	27,692	711,961

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
GERMANY - 5.8% (Continued)
AUTOMOBILES - 0.6% (Continued)
Daimler AG (a)	15,015	$881,094
Daimler AG - ADR	2,549	149,295
		1,742,350
BANKS - 0.1%
Deutsche Bank AG	32,333	262,544

CHEMICALS - 0.9%
BASF SE (a)	4,371	322,334
BASF SE - ADR	72,776	1,341,990
Covestro AG (a)	6,595	363,840
Symrise AG (a)	4,764	429,448
		2,457,612
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Deutsche Boerse AG (a)	3,878	497,216
Deutsche Boerse AG - ADR	15,060	192,391
		689,607
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Deutsche Telekom AG - ADR	38,043	630,943

HEALTH CARE PROVIDERS & SERVICES - 0.3%
Fresenius Medical Care AG & Co. KGaA - ADR	19,354	784,418

HOUSEHOLD PRODUCTS - 0.1%
Henkel AG & Co. KGaA (a)	3,207	305,143

INSURANCE - 0.9%
Allianze SE - ADR	76,050	1,689,071
Muenchener Rueckversicherungs-Gesellschaft AG (a)	1,682	398,609
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	447,221
		2,534,901
IT SERVICES - 0.1%
Wirecard AG (a)	1,952	245,206

PHARMACEUTICALS - 0.6%
Bayer AG - ADR	51,088	822,772
Merck KGaA (a)	5,809	663,192
		1,485,964

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
GERMANY - 5.8% (Continued)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Deutsche Wohnen SE (a)	10,602	$514,444

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Infineon Technologies AG (a)	1,583	31,425
Infineon Technologies AG - ADR	12,109	240,182
		271,607
SOFTWARE - 0.7%
SAP SE - ADR	16,215	1,872,184

TEXTILES, APPAREL & LUXURY GOODS - 0.2%
adidas AG (a)	1,323	321,769
adidas AG - ADR	2,402	292,683
		614,452
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Brenntag AG (a)	9,594	493,239

TOTAL GERMANY		15,718,125

HONG KONG - 2.7%
BANKS - 0.1%
BOC Hong Kong Holdings Ltd. (a)	44,159	183,257
BOC Hong Kong Holdings Ltd. - ADR	1,754	146,091
		329,348
COMPUTERS & PERIPHERALS - 0.2%
Lenovo Group Ltd. (a)	462,000	416,838

DIVERSIFIED FINANCIAL SERVICES - 0.3%
Hong Kong Exchanges & Clearing Ltd. (a)	20,978	732,940

INSURANCE - 0.9%
AIA Group Ltd. (a)	98,280	982,777
AIA Group Ltd. - ADR	31,802	1,273,193
		2,255,970
PERSONAL PRODUCTS - 0.1%
Hengan International Group Co. Ltd. (a)	41,500	363,838

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
HONG KONG - 2.7% (Continued)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Henderson Land Development Co. Ltd. (a)	98,423	$626,399
Sun Hung Kai Properties Ltd. (a)	41,037	705,456
Sun Hung Kai Properties Ltd. - ADR	11,174	192,361
Swire Pacific Ltd. - Class A (a)	23,879	307,583
Swire Pacific Ltd. - Class A - ADR	18,937	243,719
Swire Properties Ltd. (a)	121,150	521,416
Wharf Holdings Ltd. (a)	150,000	453,460
		3,050,394
TOTAL HONG KONG		7,149,328

HUNGARY - 0.0% (c)
OIL, GAS & CONSUMABLE FUELS - 0.0% (c)
MOL Hungarian Oil & Gas plc - ADR	6,368	36,107

INDIA - 2.8%
BANKS - 1.1%
HDFC Bank Ltd. - ADR	16,597	1,923,758
ICICI Bank Ltd. - ADR	102,004	1,168,966
		3,092,724
IT SERVICES - 1.0%
Infosys Ltd. - ADR	160,168	1,750,636
Wipro Ltd. - ADR	235,408	936,924
		2,687,560
METALS & MINING - 0.3%
Vedanta Ltd. - ADR	88,007	929,354

PHARMACEUTICALS - 0.4%
Dr. Reddy's Laboratories Ltd. - ADR	23,268	942,354

TOTAL INDIA		7,651,992

INDONESIA - 0.6%
BANKS - 0.2%
PT Bank Mandiri - ADR (b)	49,403	511,815

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
INDONESIA - 0.6% (Continued)
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Telekomunikasi Indonesia Persero Tbk PT - ADR	36,434	$1,000,478

TOTAL INDONESIA		1,512,293

IRELAND - 0.3%
CONSTRUCTION MATERIALS - 0.3%
CRH plc - ADR	22,204	688,324

ISRAEL - 0.3%
PHARMACEUTICALS - 0.1%
Teva Pharmaceutical Industries Ltd. - ADR (b)	16,738	262,452

SOFTWARE - 0.2%
Check Point Software Technologies Ltd. (b)	4,973	629,035

TOTAL ISRAEL		891,487

ITALY - 0.7%
BANKS - 0.4%
Intesa Sanpaolo SpA (a)	128,010	312,398
Intesa Sanpaolo SpA - ADR	19,735	289,808
Unicredit SpA (a)	30,356	389,922
		992,128
ELECTRIC UTILITIES - 0.2%
Enel SpA (a)	86,564	554,663

INSURANCE - 0.1%
Assicurazioni Generali SpA (a)	16,056	297,675

TOTAL ITALY		1,844,466

JAPAN - 15.9%
AUTO COMPONENTS - 0.4%
Bridgestone Corp. (a)	4,656	179,428
Bridgestone Corp. - ADR	20,546	394,894
Denso Corp. (a)	7,000	273,509

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
JAPAN - 15.9% (Continued)
AUTO COMPONENTS - 0.4% (Continued)
Denso Corp. - ADR	6,048	$118,057
		965,888
AUTOMOBILES - 1.5%
Honda Motor Co. Ltd. - ADR	18,656	506,884
Nissan Motor Co. Ltd. - ADR	36,396	597,622
Toyota Motor Corp. - ADR	24,700	2,915,094
		4,019,600
BANKS - 1.0%
Mitsubishi UFJ Financial Group, Inc. - ADR	232,770	1,152,212
Mizuho Financial Group, Inc. - ADR	132,028	404,006
Sumitomo Mitsui Financial Group, Inc. - ADR	173,615	1,220,513
		2,776,731
CAPITAL MARKETS - 0.2%
Daiwa Securities Group, Inc. (a)	16,000	77,996
Daiwa Securities Group, Inc. - ADR	49,678	242,180
Nomura Holdings, Inc. - ADR	94,167	338,060
		658,236
CHEMICALS - 0.8%
Kansai Paint Co. (a)	16,000	305,867
Mitsubishi Chemical Holdings Corp. (a)	55,000	388,479
Mitsui Chemicals, Inc. (a)	16,000	387,558
Nitto Denko Corp. (a)	500	26,357
Nitto Denko Corp. - ADR	11,626	301,579
Shin-Etsu Chemical Co. Ltd. (a)	7,400	622,758
		2,032,598
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Dai Nippon Printing Co. Ltd. (a)	25,000	598,876
Dai Nippon Printing Co. Ltd. - ADR	37	443
		599,319
CONSTRUCTION & ENGINEERING - 0.4%
Kajima Corp. (a)	26,000	384,646
Obayashi Corp. (a)	55,000	554,378
		939,024
DIVERSIFIED FINANCIAL SERVICES - 0.1%
ORIX Corp. - ADR	5,325	382,708

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
JAPAN - 15.9% (Continued)
ELECTRIC UTILITIES - 0.1%
Kansai Electric Power Co., Inc. (The) (a)	19,500	$287,595

ELECTRICAL EQUIPMENT - 0.4%
Nidec Corp. - ADR	30,872	984,199

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.2%
Hamamatsu Photonics K.K. (a)	9,100	353,049
Hitachi Ltd. (a)	5,200	168,967
Hitachi Ltd. - ADR	5,344	346,639
Keyence Corp. (a)	1,600	1,000,402
Kyocera Corp. (a)	2,800	164,887
Kyocera Corp. - ADR	4,458	262,598
Murata Manufacturing Co. Ltd. (a)	10,500	525,520
Murata Manufacturing Co. Ltd. - ADR	1,592	59,939
TDK Corp. (a)	3,800	299,103
		3,181,104
FOOD & STAPLES RETAILING - 0.1%
Seven & i Holdings Co. Ltd. (a)	7,900	298,095

FOOD PRODUCTS - 0.1%
Kikkoman Corp. (a)	5,000	245,878

HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Hoya Corp. (a)	9,500	629,311
Hoya Corp. - ADR	1,734	114,418
Terumo Corp. (a)	23,600	722,359
		1,466,088
HOUSEHOLD DURABLES - 0.7%
Sekisui House Ltd. (a)	8,000	132,584
Sekisui House Ltd. - ADR	30,149	499,720
Sony Corp. - ADR	32,810	1,385,894
		2,018,198
INSURANCE - 0.4%
MS&AD Insurance Group Holdings, Inc. - ADR	34,266	522,214
Tokio Marine Holdings, Inc. (a)	4,600	222,875
Tokio Marine Holdings, Inc. - ADR	7,354	356,632
		1,101,721

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
JAPAN - 15.9% (Continued)
LEISURE PRODUCTS - 0.1%
Shimano, Inc. (a)	2,100	$341,946

MACHINERY - 0.6%
FANUC Corp. - ADR	39,830	678,703
Kubota Corp. - ADR	7,847	565,926
Makita Corp. (a)	1,200	41,944
Makita Corp. - ADR	9,872	343,200
		1,629,773
METALS & MINING - 0.3%
Mitsubishi Materials Corp. (a)	13,000	343,787
Sumitomo Metal Mining Co. Ltd. (a)	11,500	340,797
		684,584
OIL, GAS & CONSUMABLE FUELS - 0.4%
Idemitsu Kosan Co. Ltd. (a)	10,100	337,857
Inpex Corp. (a)	34,202	325,390
JX Holdings, Inc. (a)	94,300	430,513
		1,093,760
PERSONAL PRODUCTS - 0.3%
Shiseido Co. Ltd. (a)	2,100	152,064
Shiseido Co. Ltd. - ADR	9,833	711,172
		863,236
PHARMACEUTICALS - 1.4%
Astellas Pharma, Inc. (a)	17,800	267,483
Astellas Pharma, Inc. - ADR	24,473	366,361
Chugai Pharmaceutical Co. Ltd. (a)	5,300	365,092
Daiichi Sankyo Co. Ltd. (a)	11,400	526,473
Daiichi Sankyo Co. Ltd. - ADR	1,901	96,267
Eisai Co. Ltd. (a)	4,700	264,478
Otsuka Holdings Co. Ltd. (a)	10,500	413,453
Shionogi & Co. Ltd. (a)	9,200	571,202
Takeda Pharmaceutical Co. Ltd. (a)	2,700	110,581
Takeda Pharmaceutical Co. Ltd. - ADR	45,005	916,752
		3,898,142
PROFESSIONAL SERVICES - 0.2%
Recruit Holdings Co. Ltd. (a)	17,500	501,778

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
JAPAN - 15.9% (Continued)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
Daiwa House Industry Co. Ltd. (a)	1,000	$31,851
Daiwa House Industry Co. Ltd. - ADR	15,470	492,255
Mitsubishi Estate Co. Ltd. (a)	11,000	199,612
Mitsubishi Estate Co. Ltd. - ADR	16,350	295,608
Mitsui Fudosan Co. Ltd. (a)	21,000	529,070
Sumitomo Realty & Development Co. Ltd. (a)	13,000	539,423
		2,087,819
RETAIL - 0.3%
Japan Retail Fund Investment Corp. (a)	462	928,514

ROAD & RAIL - 0.6%
Central Japan Railway Co. (a)	1,592	370,088
East Japan Railway Co. (a)	3,590	346,704
East Japan Railway Co. - ADR	29,226	469,077
Keikyu Corp. (a)	18,500	314,342
		1,500,211
SOFTWARE - 0.2%
Nintendo Co. Ltd. (a)	300	86,015
Nintendo Co. Ltd. - ADR	13,760	493,571
		579,586
SPECIALTY RETAIL - 0.2%
Fast Retailing Co. Ltd. (a)	900	423,903

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
Canon, Inc. - ADR	55,621	1,615,234
FUJIFILM Holdings Corp. - ADR	11,626	529,506
		2,144,740
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Wacoal Holdings Corp. - ADR	2,621	322,383

TRADING COMPANIES & DISTRIBUTORS - 0.8%
Itochu Corp. (a)	25,000	453,135
Marubeni Corp. (a)	61,000	422,976
Mitsubishi Corp. (a)	24,100	671,034
Mitsui & Co. Ltd. - ADR	1,637	509,246
		2,056,391

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
JAPAN - 15.9% (Continued)
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
KDDI Corp. - ADR	51,612	$553,022
Softbank Group Corp. (a)	7,200	701,896
Softbank Group Corp. - ADR	10,546	513,063
		1,767,981
TOTAL JAPAN		42,781,729

JERSEY - 0.7%
MEDIA - 0.1%
WPP plc - ADR	6,767	357,298

PROFESSIONAL SERVICES - 0.4%
Experian plc (a)	3,191	86,363
Experian plc - ADR	37,268	1,009,217
		1,095,580
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Ferguson plc	68,689	440,983
Ferguson plc (a)	508	32,354
		473,337
TOTAL JERSEY		1,926,215

LUXEMBOURG - 0.4%
ENERGY EQUIPMENT & SERVICES - 0.2%
Tenaris S.A. - ADR	19,646	555,000

MEDIA - 0.2%
RTL Group S.A. (a)	11,328	619,186

TOTAL LUXEMBOURG		1,174,186

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
MEXICO - 0.9%
BEVERAGES - 0.2%
Coca-Cola Femsa S.A.B. de C.V. - ADR	8,109	$535,194

CONSTRUCTION MATERIALS - 0.1%
Cemex S.A.B. de C.V. - ADR (b)	83,354	386,762

FOOD & STAPLES RETAILING - 0.3%
Wal-Mart de Mexico S.A.B. de C.V. - ADR	29,614	791,138

TRANSPORTATION INFRASTRUCTURE - 0.3%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	7,483	665,763

TOTAL MEXICO		2,378,857

NETHERLANDS - 3.2%
AUTOMOBILES - 0.4%
Ferrari N.V.	5,031	673,148
Fiat Chrysler Automobiles N.V. (b)	26,965	400,430
		1,073,578
FOOD & STAPLES RETAILING - 0.4%
Koninklijke Ahold Delhaize N.V. (a)	5,491	146,185
Koninklijke Ahold Delhaize N.V. - ADR	39,149	1,040,385
		1,186,570
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Koninklijke Philips N.V. - NY Registry Shares	24,173	987,709

LIFE SCIENCES TOOLS & SERVICES - 0.2%
QIAGEN N.V. (b)	16,162	657,470

PERSONAL PRODUCTS - 0.8%
Unilever N.V. - ADR	36,596	2,133,181

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
ASML Holding N.V. - ADR	6,611	1,243,199
NXP Semiconductors N.V.	5,879	519,645
Akzo Nobel N.V. - ADR	17,090	504,839

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
NETHERLANDS - 3.2% (Continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8% (Continued)
STMicroelectronics N.V.	24,248	$360,083
		2,627,766
TOTAL NETHERLANDS		8,666,274

NORWAY - 1.1%
OIL, GAS & CONSUMABLE FUELS - 1.1%
Equinor ASA	133,829	2,940,223

PAPUA NEW GUINEA - 0.2%
OIL, GAS & CONSUMABLE FUELS - 0.2%
Oil Search Ltd. (a)	92,754	516,042

PERU - 0.2%
METALS & MINING - 0.2%
Compania de Minas Buenaventura S.A. - ADR	29,211	504,766

PORTUGAL - 0.3%
ELECTRIC UTILITIES - 0.2%
EDP - Energias de Portugal S.A. (a)	82,980	326,464
EDP - Energias de Portugal S.A. - ADR	1,231	48,544
		375,008
OIL, GAS & CONSUMABLE FUELS - 0.1%
Galp Energia SGPS S.A. (a)	23,007	368,642

TOTAL PORTUGAL		743,650

RUSSIA - 0.2%
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Mobile TeleSystems PJSC - ADR	86,910	657,040

SINGAPORE - 1.2%
BANKS - 0.9%
DBS Group Holdings Ltd. (a)	656	12,245
DBS Group Holdings Ltd. - ADR	16,080	1,200,854
United Overseas Bank Ltd. (a)	19,475	363,345

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
SINGAPORE - 1.2% (Continued)
BANKS - 0.9% (Continued)
United Overseas Bank Ltd. - ADR	22,014	$823,544
		2,399,988
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Singapore Telecommunications Ltd. (a)	74,732	166,851
Singapore Telecommunications Ltd. - ADR	6,886	154,281
		321,132
INDUSTRIAL CONGLOMERATES - 0.2%
Keppel Corp. Ltd. (a)	11,721	53,931
Keppel Corp. Ltd. - ADR	40,769	371,405
		425,336
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0% (c)
Keppel REIT (a)	737	702

TOTAL SINGAPORE		3,147,158

SOUTH AFRICA - 2.1%
DIVERSIFIED FINANCIAL SERVICES - 0.3%
FirstRand Ltd. (a)	165,395	724,280

MEDIA - 0.8%
MultiChoice Group Ltd. (b)	8,774	73,087
Naspers Ltd. - Class N - ADR	43,870	2,036,884
		2,109,971
METALS & MINING - 0.7%
Glencore plc (a) (b)	220,536	913,906
Glencore plc - ADR	43,429	358,072
Gold Fields Ltd. - ADR	144,758	539,947
		1,811,925
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Barloworld Ltd. (a)	45,286	401,187

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
MTN Group Ltd. (a)	35,573	218,985
MTN Group Ltd. - ADR	50,154	306,692
		525,677
TOTAL SOUTH AFRICA		5,573,040

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
SOUTH KOREA - 2.6%
BANKS - 1.1%
KB Financial Group, Inc. - ADR	35,152	$1,302,733
Shinhan Financial Group Co. Ltd. - ADR	37,454	1,391,416
Woori Bank - ADR	9,632	346,174
		3,040,323
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
KT Corp. - ADR	128,707	1,601,115

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS - 0.2%
LG Display Co. Ltd. - ADR	62,183	537,883

METALS & MINING - 0.2%
POSCO - ADR	10,594	584,895

WIRELESS TELECOMMUNICATION SERVICES - 0.5%
SK Telecom Co. Ltd. - ADR	51,901	1,271,055

TOTAL SOUTH KOREA		7,035,271

SPAIN - 1.6%
BANKS - 0.6%
Banco Bilbao Vizcaya Argentaria S.A. - ADR	93,492	535,709
Banco de Sabadell S.A. (a) (b)	240,473	239,674
Banco Santander S.A. - ADR	190,352	881,330
		1,656,713
ELECTRIC UTILITIES - 0.3%
Iberdrola S.A. (a)	14,236	124,984
Iberdrola S.A. - ADR	16,749	589,230
		714,214
GAS UTILITIES - 0.1%
Gas Natural Sdg S.A. (a)	11,489	321,558

OIL, GAS & CONSUMABLE FUELS - 0.4%
Repsol S.A. (a)	36,854	630,483
Repsol S.A. - ADR	27,585	471,152
		1,101,635
SPECIALTY RETAIL - 0.2%
Industria de Diseno Textil, S.A. (a)	17,640	518,621

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
SPAIN - 1.6% (Continued)
SPECIALTY RETAIL - 0.2% (Continued)
Industria de Diseno Textil, S.A. - ADR	3,926	$57,810
		576,431
TOTAL SPAIN		4,370,551

SWEDEN - 1.5%
COMMUNICATIONS EQUIPMENT - 0.2%
Telefonaktiebolaget LM Ericsson - ADR	52,416	481,179

CONSTRUCTION & ENGINEERING - 0.3%
Skanska AB - Class B (a)	37,142	675,531

HOUSEHOLD PRODUCTS - 0.1%
Essity Aktiebolag AB - Class B (a)	12,219	352,640

MACHINERY - 0.7%
Alfa Laval AB (a)	23,419	538,224
Atlas Copco AB - Class A (a)	8,922	240,025
Atlas Copco AB - Class A - ADR	18,292	492,969
Sandvik AB (a)	19,176	311,899
Sandvik AB - ADR	20,116	327,790
		1,910,907
METALS & MINING - 0.2%
Boliden AB (a) (b)	22,985	655,089

TOTAL SWEDEN		4,075,346

SWITZERLAND - 6.0%
CAPITAL MARKETS - 0.4%
Julius Baer Group Ltd. (a) (b)	9,537	385,824
UBS Group AG	46,462	562,655
		948,479
CONSTRUCTION MATERIALS - 0.2%
Lafarge Holcim (a) (b)	11,723	579,663

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Swisscom AG - ADR	7,140	349,075

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
SWITZERLAND - 6.0% (Continued)
ELECTRICAL EQUIPMENT - 0.4%
ABB Ltd. - ADR	57,192	$1,079,213

FOOD PRODUCTS - 2.5%
Barry Callebaut AG (a)	397	717,648
Lindt & Spruengli AG (a)	73	496,395
Nestlé S.A. - ADR	57,524	5,483,188
		6,697,231
INSURANCE - 0.6%
Swiss Re AG (a)	4,652	454,747
Zurich Insurance Group AG - ADR	38,250	1,264,736
		1,719,483
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Lonza Group AG (a) (b)	2,553	792,660

MACHINERY - 0.2%
Schindler Holding AG (a)	2,309	478,077

MARINE - 0.1%
Keuhne + Nagel International AG (a)	3,001	411,788

PHARMACEUTICALS - 1.1%
Roche Holding AG - ADR	82,968	2,853,269

PROFESSIONAL SERVICES - 0.1%
Adecco S.A. (a)	4,136	220,899
Adecco S.A. - ADR	4,982	132,671
		353,570
TOTAL SWITZERLAND		16,262,508

TAIWAN - 2.8%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Chunghwa Telecom Co. Ltd. - ADR	50,293	1,787,916

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
AU Optronics Corp. - ADR	165,806	603,534

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
TAIWAN - 2.8% (Continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
ASE Industrial Holding Co. Ltd. - ADR (b)	126,937	$547,098
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	103,680	4,246,733
United Microelectronics Corp. - ADR	232,508	437,115
		5,230,946
TOTAL TAIWAN		7,622,396

TURKEY - 0.2%
BANKS - 0.0% (c)
Turkiye Garanti Bankasi A.S. - ADR	59,610	89,415

WIRELESS TELECOMMUNICATIONS SERVICES - 0.2%
Turkcell Iletisim Hizmetleri A.S. - ADR	84,195	451,285

TOTAL TURKEY		540,700

UNITED KINGDOM - 9.6%
BANKS - 1.4%
HSBC Holdings plc - ADR	60,926	2,472,377
Lloyds Banking Group plc - ADR	269,987	866,658
Standard Chartered plc (a)	41,312	318,436
		3,657,471
BEVERAGES - 0.3%
Coca-Cola European Partners plc	9,334	482,941
Coca-Cola HBC AG (a) (b)	10,085	343,879
		826,820
CHEMICALS - 0.2%
Croda International plc (a)	8,634	567,215

COMMERCIAL BANKS - 0.2%
Barclays plc - ADR	64,161	513,288

DIVERSIFIED FINANCIAL SERVICES - 0.2%
London Stock Exchange Group plc (a)	7,929	490,440

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
BT Group plc - ADR	21,181	313,267

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
UNITED KINGDOM - 9.6% (Continued)
ELECTRIC UTILITIES - 0.1%
SSE plc (a)	5,602	$86,670
SSE plc - ADR	16,837	261,647
		348,317
FOOD & STAPLES RETAILING - 0.3%
J Sainsbury plc (a)	4,806	14,748
J Sainsbury plc - ADR	18,741	229,577
Tesco plc (a)	53,137	160,814
Tesco plc - ADR	29,931	271,175
		676,314
FOOD PRODUCTS - 0.1%
Associated British Foods plc (a)	11,454	364,053

HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Smith & Nephew plc (a)	4,232	84,041
Smith & Nephew plc - ADR	24,332	975,956
		1,059,997
HOTELS, RESTAURANTS & LEISURE - 0.9%
Carnival plc - ADR	6,575	327,501
Compass Group plc (a)	2,160	50,820
Compass Group plc - ADR	45,261	1,083,548
InterContinental Hotels Group plc	8,658	528,917
Whitbread plc (a)	4,752	314,335
		2,305,121
HOUSEHOLD DURABLES - 0.3%
Persimmon plc (a)	15,464	437,394
Taylor Wimpey plc (a)	214,139	489,762
		927,156
HOUSEHOLD PRODUCTS - 0.3%
Reckitt Benckiser Group plc (a)	3,212	267,302
Reckitt Benckiser Group plc - ADR	34,350	581,546
		848,848
INDUSTRIAL - 0.2%
Segro plc (a)	67,383	591,296

INSURANCE - 1.0%
Admiral Group plc (a)	13,817	390,815
Aviva plc (a)	41,971	225,689

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
UNITED KINGDOM - 9.6% (Continued)
INSURANCE - 1.0% (Continued)
Aviva plc - ADR	22,486	$243,074
Old Mutual Ltd. (a)	207,421	305,121
Prudential plc - ADR	26,183	1,053,080
RSA Insurance Group plc (a)	55,487	367,179
		2,584,958
MEDIA - 0.6%
Pearson plc - ADR	31,116	341,654
RELX plc (a)	4,710	100,787
RELX plc - ADR	58,124	1,246,760
		1,689,201
METALS & MINING - 0.2%
Antofagasta plc (a)	50,787	638,831

MULTI-UTILITIES - 0.4%
National Grid plc - ADR	21,442	1,197,321

PHARMACEUTICALS - 1.4%
AstraZeneca plc - ADR	55,856	2,258,258
GlaxoSmithKline plc - ADR	35,206	1,471,259
		3,729,517
SOFTWARE - 0.1%
Sage Group plc (a)	33,781	308,743
Sage Group plc - ADR	2,320	85,028
		393,771
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Ashtead Group plc (a)	12,900	311,842
Bunzl plc (a)	12,648	417,447
		729,289
WATER UTILITIES - 0.3%
Severn Trent plc (a)	14,819	381,635
United Utilities Group plc (a)	14,801	157,191
United Utilities Group plc - ADR	12,883	274,537
		813,363
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Vodafone Group plc - ADR	25,844	469,844

TOTAL UNITED KINGDOM		25,735,698

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.6% (Continued)	Shares	Fair Value
UNITED STATES - 0.3%
HOTELS, RESTAURANTS & LEISURE - 0.3%
Yum China Holdings, Inc.	16,477	$739,982

TOTAL COMMON STOCKS (COST $214,428,368)		$262,883,404

PREFERRED STOCKS - 0.5%	Shares	Fair Value
BRAZIL - 0.5%
BANKS - 0.3%
Itau Unibanco Holding S.A. - ADR	92,356	$813,657

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Telefonica Brasil S.A. - ADR	39,419	475,787

TOTAL PREFERRED STOCKS (COST $993,987)		$1,289,444

CORPORATE NOTES - 0.9%	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (d)	1.500%	06/17/19	$500,000	$498,481
Calvert Social Investment Foundation, Inc. (d)	1.500%	06/15/20	500,000	491,683
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	870,000	869,605
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	480,000	479,662
TOTAL CORPORATE NOTES (COST $2,350,000)				$2,339,431

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Government Obligations Fund - Class X, 2.36% (e) (Cost $1,357,184)	1,357,184	$1,357,184

TOTAL INVESTMENTS - (COST $219,129,539) - 99.5%		$267,869,463

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		1,323,726

NET ASSET - 100.0%		$269,193,189

(a)	This security has been fair valued by the methods established by a systematic valuation model provided by an independent third-party pricing service under the guidelines established by the Board of Trustees (Note 2).
(b)	Non-income producing security.
(c)	Percentage rounds to be less than 0.1%.
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 1.50%, 06/17/19	06/10/16	$500,000	$498,481	0.2%
Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	500,000	491,683	0.2%
Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/15/18	870,000	869,605	0.3%
Calvert Social Investment Foundation, Inc. 3.00%, 12/15/23	12/17/18	480,000	479,662	0.2%
		$2,350,000	$2,339,431	0.9%

(e)	The rate shown is the 7-day effective yield as of March 31, 2019.

ADR - American Depositary Receipt

plc - Public Liability Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments

Praxis Value Index Fund

March 31, 2019 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Fair Value
AEROSPACE & DEFENSE - 0.1%
TransDigm Group, Inc. (a)	660	$299,633

AIR FREIGHT & LOGISTICS - 1.1%
FedEx Corp.	5,750	1,043,108
United Parcel Service, Inc. - Class B	10,980	1,226,905
		2,270,013
AIRLINES - 1.1%
American Airlines Group, Inc.	13,620	432,571
Delta Air Lines, Inc.	19,570	1,010,791
Southwest Airlines Co.	9,830	510,275
United Continental Holdings, Inc. (a)	5,400	430,812
		2,384,449
AUTO COMPONENTS - 0.3%
Aptiv plc	4,830	383,937
BorgWarner, Inc.	7,240	278,088
		662,025
AUTOMOBILES - 0.4%
Ford Motor Co.	89,723	787,768

BANKS - 10.0%
Bank of America Corp.	172,900	4,770,311
BB&T Corp.	16,944	788,404
Citigroup, Inc.	47,146	2,933,424
Citizens Financial Group, Inc.	17,060	554,450
Fifth Third Bancorp	19,490	491,538
JPMorgan Chase & Co.	64,905	6,570,333
KeyCorp	18,558	292,288
M&T Bank Corp.	2,776	435,888
PNC Financial Services Group, Inc. (The)	14,391	1,765,200
Regions Financial Corp.	24,860	351,769
SunTrust Banks, Inc.	9,866	584,561
U.S. Bancorp	23,767	1,145,332
Zions Bancorp.	5,120	232,499
		20,915,997
BEVERAGES - 1.9%
Coca-Cola Co. (The)	43,360	2,031,850

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
BEVERAGES - 1.9% (Continued)
PepsiCo, Inc.	15,849	$1,942,295
		3,974,145
BIOTECHNOLOGY - 2.3%
AbbVie, Inc.	13,498	1,087,804
Amgen, Inc.	3,974	754,980
Biogen, Inc. (a)	1,960	463,305
Celgene Corp. (a)	7,340	692,456
Gilead Sciences, Inc.	23,730	1,542,687
Regeneron Pharmaceuticals, Inc. (a)	490	201,204
		4,742,436
BUILDING PRODUCTS - 0.6%
Johnson Controls International plc	26,537	980,277
Masco Corp.	9,410	369,907
		1,350,184
CAPITAL MARKETS - 4.2%
Bank of New York Mellon Corp. (The)	24,944	1,257,926
BlackRock, Inc.	2,892	1,235,954
Charles Schwab Corp. (The)	12,430	531,507
CME Group, Inc.	6,340	1,043,437
Franklin Resources, Inc.	7,540	249,876
Goldman Sachs Group, Inc. (The)	7,387	1,418,230
Invesco Ltd.	20,392	393,769
Moody's Corp.	2,170	392,965
Morgan Stanley	29,341	1,238,190
Northern Trust Corp.	3,977	359,561
State Street Corp.	10,580	696,270
		8,817,685
CHEMICALS - 3.2%
Air Products & Chemicals, Inc.	2,887	551,302
Albemarle Corp.	3,460	283,651
Celanese Corp.	2,130	210,039
DowDuPont, Inc.	43,893	2,339,936
Eastman Chemical Co.	3,520	267,098
Ecolab, Inc.	2,076	366,497
International Flavors & Fragrances, Inc.	2,880	370,915
Linde plc	6,056	1,065,432
LyondellBasell Industries N.V. - Class A	10,300	866,024

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
CHEMICALS - 3.2% (Continued)
Sherwin-Williams Co. (The)	1,030	$443,631
		6,764,525
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Republic Services, Inc.	12,300	988,674
Waste Management, Inc.	7,680	798,029
		1,786,703
CONSTRUCTION MATERIALS - 0.1%
Vulcan Materials Co.	2,520	298,368

CONSUMER FINANCE - 1.0%
American Express Co.	6,414	701,050
Capital One Financial Corp.	10,660	870,816
Synchrony Financial	13,930	444,367
		2,016,233
CONTAINERS & PACKAGING - 0.5%
Ball Corp.	5,768	333,736
International Paper Co.	12,951	599,243
WestRock Co.	4,550	174,493
		1,107,472
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Jefferies Financial Group, Inc.	16,790	315,484

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.2%
AT&T, Inc.	135,106	4,236,924
CenturyLink, Inc.	12,078	144,815
Verizon Communications, Inc.	3,480	205,773
		4,587,512
ELECTRIC UTILITIES - 3.5%
American Electric Power Co., Inc.	15,270	1,278,863
Duke Energy Corp.	21,154	1,903,860
Edison International	8,487	525,515
Evergy, Inc.	5,670	329,144
NextEra Energy, Inc.	2,655	513,265
PPL Corp.	22,061	700,216
Southern Co. (The)	30,761	1,589,728
Xcel Energy, Inc.	8,064	453,277
		7,293,868

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 1.4%
Eaton Corp. plc	5,620	$452,747
Emerson Electric Co.	13,744	941,052
Rockwell Automation, Inc.	8,890	1,559,839
		2,953,638
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
Amphenol Corp. - Class A	2,810	265,376
Corning, Inc.	14,610	483,591
TE Connectivity Ltd.	9,136	737,732
		1,486,699
ENERGY EQUIPMENT & SERVICES - 1.7%
Baker Hughes, a GE Co.	18,200	504,504
Helmerich & Payne, Inc.	7,130	396,143
National Oilwell Varco, Inc.	9,526	253,773
Schlumberger Ltd.	45,666	1,989,667
TechnipFMC plc	15,590	366,677
		3,510,764
ENTERTAINMENT - 1.7%
Activision Blizzard, Inc.	14,220	647,437
Electronic Arts, Inc. (a)	2,910	295,743
Fox Corp. - Class B (a)	4,760	170,789
Viacom, Inc. - Class B	11,130	312,419
Walt Disney Co. (The)	18,430	2,046,246
		3,472,634
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
Crown Castle International Corp.	5,780	739,840
Digital Realty Trust, Inc.	2,690	320,110
Equinix, Inc.	650	294,554
Equity Residential	2,710	204,117
Host Hotels & Resorts, Inc.	15,800	298,620
Iron Mountain, Inc.	5,970	211,696
Mid-America Apartment Communities, Inc.	1,780	194,607
Prologis, Inc.	13,820	994,349
Simon Property Group, Inc.	2,079	378,815
Ventas, Inc.	6,840	436,460
Weyerhaeuser Co.	11,149	293,665
		4,366,833

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
FOOD & STAPLES RETAILING - 3.0%
Costco Wholesale Corp.	8,440	$2,043,662
Kroger Co. (The)	11,724	288,410
Walgreens Boots Alliance, Inc.	13,050	825,674
Walmart, Inc.	30,880	3,011,726
		6,169,472
FOOD PRODUCTS - 3.0%
Campbell Soup Co.	9,790	373,293
Conagra Brands, Inc.	15,230	422,480
General Mills, Inc.	23,954	1,239,619
J.M. Smucker Co. (The)	5,180	603,470
Kraft Heinz Co. (The)	34,560	1,128,384
Mondelēz International, Inc. - Class A	35,432	1,768,765
Tyson Foods, Inc. - Class A	9,190	638,062
		6,174,073
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
Baxter International, Inc.	6,002	488,023
Becton, Dickinson and Co.	2,440	609,341
Danaher Corp.	15,980	2,109,680
DENTSPLY SIRONA, Inc.	9,670	479,535
Medtronic plc	2,600	236,808
Stryker Corp.	2,960	584,659
		4,508,046
HEALTH CARE PROVIDERS & SERVICES - 4.3%
AmerisourceBergen Corp.	4,630	368,178
Anthem, Inc.	5,190	1,489,426
Cardinal Health, Inc.	8,170	393,386
Centene Corp. (a)	7,940	421,614
Cigna Corp.	2,382	383,073
CVS Health Corp.	23,744	1,280,514
McKesson Corp.	3,974	465,196
UnitedHealth Group, Inc.	17,000	4,203,420
		9,004,807
HOTELS, RESTAURANTS & LEISURE - 1.4%
Carnival Corp.	11,853	601,184
Marriott International, Inc. - Class A	5,180	647,966

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
HOTELS, RESTAURANTS & LEISURE - 1.4% (Continued)
McDonald's Corp.	1,640	$311,436
Royal Caribbean Cruises Ltd.	4,330	496,305
Starbucks Corp.	12,890	958,243
		3,015,134
HOUSEHOLD DURABLES - 0.1%
Whirlpool Corp.	1,752	232,823

HOUSEHOLD PRODUCTS - 1.7%
Colgate-Palmolive Co.	9,618	659,217
Kimberly-Clark Corp.	2,070	256,473
Procter & Gamble Co. (The)	25,456	2,648,697
		3,564,387
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
AES Corp.	11,844	214,139

INDUSTRIAL CONGLOMERATES - 0.2%
Roper Technologies, Inc.	1,100	376,167

INSURANCE - 6.1%
Aflac, Inc.	17,570	878,500
Allstate Corp. (The)	10,919	1,028,351
American International Group, Inc.	26,277	1,131,488
Aon plc	3,307	564,505
Chubb Ltd.	14,717	2,061,559
Cincinnati Financial Corp.	3,262	280,206
Hartford Financial Services Group, Inc. (The)	14,530	722,432
Lincoln National Corp.	4,220	247,714
Marsh & McLennan Cos., Inc.	6,280	589,692
MetLife, Inc.	24,023	1,022,659
Principal Financial Group, Inc.	11,170	560,622
Progressive Corp. (The)	6,910	498,142
Prudential Financial, Inc.	10,620	975,766
Travelers Cos., Inc. (The)	9,533	1,307,546
Unum Group	13,960	472,267
Willis Towers Watson plc	2,350	412,777
		12,754,226

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
INTERACTIVE MEDIA & SERVICES - 0.2%
Alphabet, Inc. - Class C (a)	300	$351,993

INTERNET & DIRECT MARKETING RETAIL - 0.6%
Booking Holdings, Inc. (a)	420	732,862
eBay, Inc.	11,230	417,082
		1,149,944
IT SERVICES - 3.3%
Accenture plc - Class A	10,140	1,784,843
Cognizant Technology Solutions Corp. - Class A	10,250	742,612
DXC Technology Co.	5,750	369,782
FleetCor Technologies, Inc. (a)	1,110	273,715
International Business Machines Corp.	17,782	2,509,040
Mastercard, Inc. - Class A	1,890	445,001
Paychex, Inc.	3,684	295,457
Visa, Inc. - Class A	3,120	487,313
		6,907,763
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Thermo Fisher Scientific, Inc.	3,504	959,115

MACHINERY - 3.0%
Deere & Co.	7,637	1,220,698
Dover Corp.	5,703	534,942
Flowserve Corp.	6,920	312,369
Illinois Tool Works, Inc.	8,785	1,260,911
Ingersoll-Rand plc	2,185	235,871
PACCAR, Inc.	6,906	470,575
Parker-Hannifin Corp.	4,407	756,329
Pentair plc	9,110	405,486
Stanley Black & Decker, Inc.	5,020	683,573
Xylem, Inc.	5,620	444,205
		6,324,959
MEDIA - 1.9%
CBS Corp. - Class B	8,110	385,468
Charter Communications, Inc. - Class A (a)	2,710	940,126
Comcast Corp. - Class A	53,450	2,136,931
Discovery, Inc. - Series A (a)	6,720	181,575

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
MEDIA - 1.9% (Continued)
Omnicom Group, Inc.	3,799	$277,289
		3,921,389
METALS & MINING - 0.6%
Newmont Mining Corp.	19,630	702,165
Nucor Corp.	8,860	516,981
		1,219,146
MULTI-LINE RETAIL - 0.6%
Dollar Tree, Inc. (a)	4,230	444,319
Macy's, Inc.	9,443	226,915
Target Corp.	8,326	668,245
		1,339,479
MULTI-UTILITIES - 1.1%
Consolidated Edison, Inc.	7,361	624,287
DTE Energy Co.	3,580	446,569
NiSource, Inc.	7,270	208,358
Sempra Energy	7,393	930,483
		2,209,697
OIL, GAS & CONSUMABLE FUELS - 5.1%
Anadarko Petroleum Corp.	5,330	242,409
Apache Corp.	7,688	266,466
Cabot Oil & Gas Corp.	11,790	307,719
ConocoPhillips	12,067	805,352
Devon Energy Corp.	7,820	246,799
Hess Corp.	9,090	547,491
HollyFrontier Corp.	2,300	113,321
Kinder Morgan, Inc.	46,931	939,089
Marathon Petroleum Corp.	15,641	936,114
Noble Energy, Inc.	39,288	971,592
Occidental Petroleum Corp.	23,420	1,550,404
ONEOK, Inc.	5,405	377,485
Phillips 66	16,040	1,526,527
Valero Energy Corp.	12,610	1,069,706
Williams Cos., Inc. (The)	25,781	740,430
		10,640,904
PHARMACEUTICALS - 2.8%
Allergan plc	5,790	847,714
Bristol-Myers Squibb Co.	16,139	769,992
Johnson & Johnson	23,371	3,267,032

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
PHARMACEUTICALS - 2.8% (Continued)
Mylan N.V. (a)	10,220	$289,635
Perrigo Co. plc	3,340	160,854
Zoetis, Inc.	4,620	465,095
		5,800,322
PROFESSIONAL SERVICES - 0.1%
Nielsen Holdings plc	11,010	260,607

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
CBRE Group, Inc. - Class A (a)	6,650	328,842

ROAD & RAIL - 0.3%
CSX Corp.	3,820	285,812
J.B. Hunt Transport Services, Inc.	2,640	267,406
		553,218
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Analog Devices, Inc.	2,400	252,648
Applied Materials, Inc.	19,590	776,939
Intel Corp.	33,548	1,801,528
Lam Research Corp.	2,870	513,759
Microchip Technology, Inc.	2,530	209,889
Micron Technology, Inc. (a)	20,260	837,346
NVIDIA Corp.	5,320	955,259
QUALCOMM, Inc.	11,780	671,813
Texas Instruments, Inc.	6,630	703,244
		6,722,425
SOFTWARE - 1.0%
Microsoft Corp.	3,090	364,434
Oracle Corp.	27,442	1,473,910
Symantec Corp.	11,610	266,914
		2,105,258
SPECIALTY RETAIL - 1.9%
Best Buy Co., Inc.	4,590	326,166
Home Depot, Inc. (The)	11,942	2,291,550
L Brands, Inc.	12,830	353,851
Lowe's Cos., Inc.	8,010	876,855
		3,848,422

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.4%
Apple, Inc.	85,670	$16,273,016
HP, Inc.	32,290	627,395
Seagate Technology plc	4,910	235,140
Western Digital Corp.	9,215	442,873
		17,578,424
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
NIKE, Inc. - Class B	12,420	1,045,888
PVH Corp.	3,730	454,874
		1,500,762
WATER UTILITIES - 0.2%
American Water Works Co., Inc.	3,640	379,506

TOTAL COMMON STOCKS (COST $167,150,710)		$206,280,517

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/17/19	$260,000	$259,210
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	250,000	245,842
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	450,000	449,796
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/23	720,000	719,492
TOTAL CORPORATE NOTES (COST $1,680,000)				$1,674,340

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 2.36% (c) (Cost $354,303)	354,303	$354,303

TOTAL INVESTMENTS - (COST $169,185,013) - 100.0%		$208,309,160

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (d)		19,611

NET ASSETS - 100.0%		$208,328,771

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 1.50%, 06/17/19	06/10/16	$260,000	$259,210	0.1%
Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	250,000	245,842	0.1%
Calvert Social Investment Foundation, Inc. 3.00%, 6/15/23	06/15/18	450,000	449,796	0.2%
Calvert Social Investment Foundation, Inc. 3.00%, 12/15/23	12/17/18	720,000	719,492	0.3%
		$1,680,000	$1,674,340	0.8%

(c)	The rate shown is the 7-day effective yield as of March 31, 2019.
(d)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments

Praxis Growth Index Fund

March 31, 2019 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Fair Value
AEROSPACE & DEFENSE - 0.5%
TransDigm Group, Inc. (a)	3,007	$1,365,148

AIR FREIGHT & LOGISTICS - 0.5%
FedEx Corp.	3,068	556,566
United Parcel Service, Inc. - Class B	9,108	1,017,728
		1,574,294
AIRLINES - 0.1%
Delta Air Lines, Inc.	6,285	324,620

BANKS - 1.3%
BB&T Corp.	5,499	255,868
Citizens Financial Group, Inc.	14,569	473,493
JPMorgan Chase & Co.	4,809	486,815
PNC Financial Services Group, Inc. (The)	2,433	298,432
U.S. Bancorp	44,760	2,156,984
		3,671,592
BEVERAGES - 2.2%
Coca-Cola Co. (The)	57,289	2,684,562
Monster Beverage Corp. (a)	8,550	466,659
PepsiCo, Inc.	24,978	3,061,054
		6,212,275
BIOTECHNOLOGY - 2.9%
AbbVie, Inc.	22,902	1,845,672
Alexion Pharmaceuticals, Inc. (a)	6,163	833,114
Amgen, Inc.	11,663	2,215,737
Biogen, Inc. (a)	2,496	590,004
Celgene Corp. (a)	12,209	1,151,797
Incyte Corp. (a)	4,067	349,803
Regeneron Pharmaceuticals, Inc. (a)	1,071	439,774
Vertex Pharmaceuticals, Inc. (a)	5,884	1,082,362
		8,508,263
BUILDING PRODUCTS - 0.2%
Johnson Controls International plc	12,325	455,286

CAPITAL MARKETS - 1.6%
Ameriprise Financial, Inc.	2,290	293,349
BlackRock, Inc.	640	273,517

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
CAPITAL MARKETS - 1.6% (Continued)
Cboe Global Markets, Inc.	4,824	$460,403
Charles Schwab Corp. (The)	11,107	474,935
Intercontinental Exchange, Inc.	13,888	1,057,432
MSCI, Inc.	1,797	357,316
Northern Trust Corp.	2,949	266,619
S&P Global, Inc.	5,128	1,079,700
T. Rowe Price Group, Inc.	4,600	460,552
		4,723,823
CHEMICALS - 1.9%
Air Products & Chemicals, Inc.	7,178	1,370,711
Albemarle Corp.	6,211	509,178
Celanese Corp.	2,677	263,979
DowDuPont, Inc.	4,133	220,330
Ecolab, Inc.	8,256	1,457,514
Linde plc	8,079	1,421,338
Sherwin-Williams Co. (The)	749	322,602
		5,565,652
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Cintas Corp.	1,634	330,248
Republic Services, Inc.	10,213	820,921
Rollins, Inc.	6,764	281,518
Waste Management, Inc.	18,252	1,896,565
		3,329,252
COMMUNICATIONS EQUIPMENT - 2.1%
Cisco Systems, Inc.	103,780	5,603,082
Juniper Networks, Inc.	17,022	450,573
		6,053,655
CONSTRUCTION & ENGINEERING - 0.2%
Quanta Services, Inc.	16,002	603,915

CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	1,616	325,107

CONSUMER FINANCE - 0.4%
American Express Co.	7,894	862,814
Discover Financial Services	4,095	291,400
		1,154,214

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
CONTAINERS & PACKAGING - 0.5%
Avery Dennison Corp.	5,268	$595,284
Ball Corp.	7,143	413,294
International Paper Co.	6,608	305,752
		1,314,330
DISTRIBUTORS - 0.1%
Genuine Parts Co.	2,808	314,580

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
AT&T, Inc.	8,289	259,943
Verizon Communications, Inc.	97,758	5,780,431
		6,040,374
ELECTRIC UTILITIES - 1.7%
American Electric Power Co., Inc.	8,040	673,350
Duke Energy Corp.	5,688	511,920
Eversource Energy	3,989	283,020
NextEra Energy, Inc.	12,598	2,435,445
Southern Co. (The)	13,034	673,597
Xcel Energy, Inc.	8,037	451,760
		5,029,092
ELECTRICAL EQUIPMENT - 0.7%
Eaton Corp. plc	4,956	399,255
Rockwell Automation, Inc.	9,137	1,603,178
		2,002,433
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
IPG Photonics Corp. (a)	3,926	595,888
Keysight Technologies, Inc. (a)	8,004	697,949
		1,293,837
ENERGY EQUIPMENT & SERVICES - 0.4%
Baker Hughes, a GE Co.	19,082	528,953
Schlumberger Ltd.	12,261	534,212
		1,063,165
ENTERTAINMENT - 2.4%
Electronic Arts, Inc. (a)	3,067	311,699
Fox Corp. - Class B (a)	5,385	193,226

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
ENTERTAINMENT - 2.4% (Continued)
Netflix, Inc. (a)	9,792	$3,491,436
Walt Disney Co. (The)	25,353	2,814,948
		6,811,309
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.0%
American Tower Corp.	10,912	2,150,319
AvalonBay Communities, Inc.	2,316	464,891
Boston Properties, Inc.	4,092	547,837
Crown Castle International Corp.	4,969	636,032
Digital Realty Trust, Inc.	4,316	513,604
Equinix, Inc.	1,090	493,944
Extra Space Storage, Inc.	2,966	302,265
HCP, Inc.	11,789	368,996
Iron Mountain, Inc.	8,187	290,311
Public Storage	3,491	760,270
Realty Income Corp.	4,636	341,024
Simon Property Group, Inc.	6,522	1,188,373
Welltower, Inc.	9,000	698,400
		8,756,266
FOOD & STAPLES RETAILING - 0.3%
Sysco Corp.	8,321	555,510
Walmart, Inc.	4,407	429,815
		985,325
FOOD PRODUCTS - 0.5%
Hershey Co. (The)	2,231	256,186
Hormel Foods Corp.	5,860	262,294
Kellogg Co.	8,574	491,976
McCormick & Co., Inc.	1,790	269,628
Mondelēz International, Inc. - Class A	5,770	288,038
		1,568,122
HEALTH CARE EQUIPMENT & SUPPLIES - 5.9%
Abbott Laboratories	49,902	3,989,166
Align Technology, Inc. (a)	1,431	406,876
Becton, Dickinson and Co.	5,874	1,466,914
Boston Scientific Corp. (a)	35,332	1,356,042
Cooper Cos., Inc. (The)	1,161	343,853
Danaher Corp.	13,225	1,745,965
Edwards Lifesciences Corp. (a)	4,070	778,713

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
HEALTH CARE EQUIPMENT & SUPPLIES - 5.9% (Continued)
Hologic, Inc. (a)	6,559	$317,456
IDEXX Laboratories, Inc. (a)	2,060	460,616
Intuitive Surgical, Inc. (a)	2,661	1,518,314
Medtronic plc	35,026	3,190,168
ResMed, Inc.	3,458	359,528
Stryker Corp.	5,375	1,061,670
		16,995,281
HEALTH CARE PROVIDERS & SERVICES - 1.3%
AmerisourceBergen Corp.	5,540	440,541
Cigna Corp.	5,474	880,329
CVS Health Corp.	6,837	368,719
HCA Healthcare, Inc.	4,561	594,663
Humana, Inc.	3,198	850,668
UnitedHealth Group, Inc.	980	242,315
WellCare Health Plans, Inc. (a)	1,059	285,665
		3,662,900
HEALTH CARE TECHNOLOGY - 0.2%
Cerner Corp. (a)	9,173	524,787

HOTELS, RESTAURANTS & LEISURE - 2.4%
Carnival Corp.	9,381	475,804
Chipotle Mexican Grill, Inc. (a)	778	552,621
Marriott International, Inc. - Class A	3,226	403,541
McDonald's Corp.	18,877	3,584,742
Starbucks Corp.	14,909	1,108,335
Yum! Brands, Inc.	7,084	707,054
		6,832,097
HOUSEHOLD DURABLES - 0.1%
Mohawk Industries, Inc. (a)	3,120	393,588

HOUSEHOLD PRODUCTS - 1.9%
Church & Dwight Co., Inc.	4,462	317,828
Clorox Co. (The)	2,852	457,632
Colgate-Palmolive Co.	10,399	712,748
Kimberly-Clark Corp.	3,801	470,944
Procter & Gamble Co. (The)	34,487	3,588,372
		5,547,524

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
INDUSTRIAL CONGLOMERATES - 0.3%
Roper Technologies, Inc.	2,829	$967,433

INSURANCE - 2.3%
Aflac, Inc.	8,308	415,400
Allstate Corp. (The)	3,039	286,213
American International Group, Inc.	6,403	275,713
Aon plc	4,556	777,709
Arthur J. Gallagher & Co.	4,367	341,063
Chubb Ltd.	5,335	747,327
Cincinnati Financial Corp.	3,545	304,515
Marsh & McLennan Cos., Inc.	12,031	1,129,711
MetLife, Inc.	6,692	284,878
Principal Financial Group, Inc.	9,237	463,605
Progressive Corp. (The)	11,913	858,808
Torchmark Corp.	6,108	500,551
Travelers Cos., Inc. (The)	2,024	277,612
		6,663,105
INTERACTIVE MEDIA & SERVICES - 9.0%
Alphabet, Inc. - Class A (a)	5,497	6,469,364
Alphabet, Inc. - Class C (a)	8,586	10,074,040
Facebook, Inc. - Class A (a)	54,765	9,128,778
Twitter, Inc. (a)	12,505	411,164
		26,083,346
INTERNET & DIRECT MARKETING RETAIL - 6.4%
Amazon.com, Inc. (a)	9,286	16,536,044
Booking Holdings, Inc. (a)	710	1,238,886
eBay, Inc.	8,486	315,170
Expedia Group, Inc.	2,852	339,388
		18,429,488
IT SERVICES - 7.6%
Accenture plc - Class A	9,729	1,712,499
Akamai Technologies, Inc. (a)	6,711	481,246
Automatic Data Processing, Inc.	11,168	1,783,976
DXC Technology Co.	2,990	192,287
Fidelity National Information Services, Inc.	6,830	772,473
Fiserv, Inc. (a)	8,820	778,630
FleetCor Technologies, Inc. (a)	1,333	328,704

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
IT SERVICES - 7.6% (Continued)
Gartner, Inc. (a)	2,140	$324,595
Mastercard, Inc. - Class A	21,816	5,136,577
Paychex, Inc.	6,525	523,305
PayPal Holdings, Inc. (a)	26,707	2,773,255
Total System Services, Inc.	3,608	342,796
VeriSign, Inc. (a)	2,251	408,692
Visa, Inc. - Class A	41,463	6,476,106
		22,035,141
LIFE SCIENCES TOOLS & SERVICES - 2.0%
Agilent Technologies, Inc.	5,785	464,998
Illumina, Inc. (a)	3,249	1,009,432
Mettler-Toledo International, Inc. (a)	600	433,800
Thermo Fisher Scientific, Inc.	12,697	3,475,423
Waters Corp. (a)	1,646	414,315
		5,797,968
MACHINERY - 1.0%
Dover Corp.	3,391	318,076
Illinois Tool Works, Inc.	5,781	829,747
Ingersoll-Rand plc	5,595	603,980
Pentair plc	6,950	309,344
Stanley Black & Decker, Inc.	4,056	552,306
Xylem, Inc.	3,720	294,029
		2,907,482
MEDIA - 1.1%
CBS Corp. - Class B	9,801	465,841
Charter Communications, Inc. - Class A (a)	1,837	637,274
Comcast Corp. - Class A	53,294	2,130,694
		3,233,809
MULTI-LINE RETAIL - 0.1%
Dollar General Corp.	3,510	418,743

OIL, GAS & CONSUMABLE FUELS - 2.6%
Anadarko Petroleum Corp.	13,642	620,438
Apache Corp.	13,884	481,219
Cabot Oil & Gas Corp.	10,588	276,347
ConocoPhillips	33,065	2,206,758
Devon Energy Corp.	11,664	368,116
Hess Corp.	8,179	492,621

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
OIL, GAS & CONSUMABLE FUELS - 2.6% (Continued)
Marathon Oil Corp.	17,450	$291,590
Occidental Petroleum Corp.	30,785	2,037,967
ONEOK, Inc.	5,111	356,952
Phillips 66	2,869	273,043
		7,405,051
PERSONAL PRODUCTS - 0.1%
Estée Lauder Cos., Inc. (The) - Class A	2,452	405,929

PHARMACEUTICALS - 5.9%
Bristol-Myers Squibb Co.	24,259	1,157,397
Eli Lilly & Co.	25,784	3,345,732
Johnson & Johnson	41,810	5,844,620
Merck & Co., Inc.	66,121	5,499,283
Zoetis, Inc.	10,745	1,081,699
		16,928,731
PROFESSIONAL SERVICES - 0.6%
Equifax, Inc.	4,774	565,719
IHS Markit Ltd. (a)	7,747	421,282
Nielsen Holdings plc	10,461	247,612
Verisk Analytics, Inc.	3,035	403,655
		1,638,268
ROAD & RAIL - 1.6%
CSX Corp.	15,653	1,171,157
Norfolk Southern Corp.	4,255	795,217
Union Pacific Corp.	15,970	2,670,184
		4,636,558
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
Advanced Micro Devices, Inc. (a)	17,446	445,222
Analog Devices, Inc.	4,098	431,397
Broadcom, Inc.	9,079	2,730,146
Intel Corp.	72,384	3,887,021
Microchip Technology, Inc.	3,457	286,793
NVIDIA Corp.	5,454	979,320
Qorvo, Inc. (a)	7,711	553,110
QUALCOMM, Inc.	15,647	892,348
Skyworks Solutions, Inc.	6,628	546,678

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5% (Continued)
Texas Instruments, Inc.	15,934	$1,690,119
Xilinx, Inc.	4,619	585,643
		13,027,797
SOFTWARE - 11.2%
Adobe, Inc. (a)	10,776	2,871,696
ANSYS, Inc. (a)	1,778	324,859
Autodesk, Inc. (a)	4,626	720,823
Citrix Systems, Inc.	3,452	344,026
Intuit, Inc.	6,400	1,673,024
Microsoft Corp.	176,931	20,867,242
Oracle Corp.	35,196	1,890,377
Red Hat, Inc. (a)	3,789	692,250
salesforce.com, Inc. (a)	17,428	2,760,073
Synopsys, Inc. (a)	2,920	336,238
		32,480,608
SPECIALTY RETAIL - 2.5%
AutoZone, Inc. (a)	469	480,312
Home Depot, Inc. (The)	13,415	2,574,205
Lowe's Cos., Inc.	9,809	1,073,791
O'Reilly Automotive, Inc. (a)	1,828	709,813
Ross Stores, Inc.	6,132	570,889
TJX Cos., Inc. (The)	25,363	1,349,565
Ulta Beauty, Inc. (a)	1,400	488,222
		7,246,797
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.1%
NetApp, Inc.	5,407	374,921

TEXTILES, APPAREL & LUXURY GOODS - 0.5%
NIKE, Inc. - Class B	11,317	953,005
VF Corp.	4,295	373,278
		1,326,283
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Fastenal Co.	8,032	516,538
W.W. Grainger, Inc.	863	259,703
		776,241

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
WATER UTILITIES - 0.2%
American Water Works Co., Inc.	4,180	$435,807

TOTAL COMMON STOCKS (COST $165,797,302)		$286,221,612

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/17/19	$800,000	$797,570
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	475,000	467,099
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	900,000	899,591
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/23	200,000	199,859
TOTAL CORPORATE NOTES (COST $2,375,000)				$2,364,119

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 2.36% (c) (Cost $368,245)	368,245	$368,245

TOTAL INVESTMENTS - (COST $168,540,547) - 99.9%		$288,953,976

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		237,536

NET ASSETS - 100.0%		$289,191,512

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 1.50%, 06/17/19	06/10/16	$800,000	$797,570	0.3%
Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	475,000	467,099	0.2%
Calvert Social Investment Foundation, Inc. 3.00%, 6/15/23	06/15/18	900,000	899,591	0.3%
Calvert Social Investment Foundation, Inc. 3.00%, 12/15/23	12/17/18	200,000	199,859	0.1%
		$2,375,000	$2,364,119	0.8%

(c)	The rate shown is the 7-day effective yield as of March 31, 2019.

plc - Public Liability Company

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments

Praxis Small Cap Index Fund

March 31, 2019 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Fair Value
AEROSPACE & DEFENSE - 0.6%
Axon Enterprise, Inc. (a)	11,250	$612,113

AIR FREIGHT & LOGISTICS - 0.7%
Echo Global Logistics, Inc. (a)	6,670	165,283
Forward Air Corp.	6,040	390,969
Hub Group, Inc. - Class A (a)	4,660	190,361
		746,613
AIRLINES - 0.7%
Allegiant Travel Co.	1,480	191,616
Hawaiian Holdings, Inc.	8,210	215,512
SkyWest, Inc.	6,980	378,944
		786,072
AUTO COMPONENTS - 1.8%
American Axle & Manufacturing Holdings, Inc. (a)	11,990	171,577
Cooper Tire & Rubber Co.	6,440	192,492
Cooper-Standard Holdings, Inc. (a)	2,550	119,748
Dorman Products, Inc. (a)	4,170	367,335
Fox Factory Holding Corp. (a)	7,010	489,929
Garrett Motion, Inc. (a)	14,830	218,446
Gentherm, Inc. (a)	4,820	177,665
Standard Motor Products, Inc.	3,290	161,539
		1,898,731
AUTOMOBILES - 0.2%
Winnebago Industries, Inc.	7,900	246,085

BANKS - 8.2%
Ameris Bancorp	5,250	180,338
Banc of California, Inc.	10,340	143,106
Banner Corp.	4,150	224,806
Boston Private Financial Holdings, Inc.	10,750	117,820
Brookline Bancorp, Inc.	12,520	180,288
Central Pacific Financial Corp.	5,690	164,100
City Holding Co.	1,460	111,237
Columbia Banking System, Inc.	8,460	276,557
Community Bank System, Inc.	7,150	427,356
Customers Bancorp, Inc. (a)	6,950	127,255
CVB Financial Corp.	13,780	290,069

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
BANKS - 8.2% (Continued)
Fidelity Southern Corp.	6,280	$172,009
First BanCorp.	38,970	446,596
First Commonwealth Financial Corp.	12,660	159,516
First Financial Bancorp	13,550	326,013
First Midwest Bancorp, Inc.	13,350	273,141
Glacier Bancorp, Inc.	15,520	621,886
Great Western Bancorp, Inc.	7,950	251,140
Hanmi Financial Corp.	6,740	143,360
Heritage Financial Corp.	6,310	190,183
Hope Bancorp, Inc.	15,300	200,124
Independent Bank Corp.	3,730	302,167
LegacyTexas Financial Group, Inc.	5,590	209,010
NBT Bancorp, Inc.	5,910	212,819
OFG Bancorp	7,240	143,280
Old National Bancorp	19,510	319,964
Opus Bank	6,640	131,472
Pacific Premier Bancorp, Inc.	6,570	174,302
Preferred Bank	2,910	130,863
S&T Bancorp, Inc.	5,970	235,994
Seacoast Banking Corp. of Florida (a)	8,510	224,238
ServisFirst Bancshares, Inc.	10,670	360,219
Simmons First National Corp. - Class A	11,090	271,483
Southside Bancshares, Inc.	4,987	165,718
Tompkins Financial Corp.	2,100	159,747
United Community Banks, Inc.	9,000	224,370
Veritex Holdings, Inc.	13,050	316,071
Westamerica Bancorp.	4,020	248,436
		8,857,053
BEVERAGES - 0.2%
Coca-Cola Consolidated, Inc.	780	224,507

BIOTECHNOLOGY - 1.9%
Acorda Therapeutics, Inc. (a)	8,750	116,288
AMAG Pharmaceuticals, Inc. (a)	7,730	99,562
Cytokinetics, Inc. (a)	16,380	132,514
Eagle Pharmaceuticals, Inc. (a)	3,150	159,044
Emergent BioSolutions, Inc. (a)	6,500	328,380
Enanta Pharmaceuticals, Inc. (a)	2,990	285,605

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
BIOTECHNOLOGY - 1.9% (Continued)
Momenta Pharmaceuticals, Inc. (a)	14,740	$214,172
Progenics Pharmaceuticals, Inc. (a)	28,980	134,467
Repligen Corp. (a)	5,430	320,804
Spectrum Pharmaceuticals, Inc. (a)	15,240	162,916
Vanda Pharmaceuticals, Inc. (a)	7,380	135,792
		2,089,544
BUILDING PRODUCTS - 2.0%
AAON, Inc.	6,600	304,788
American Woodmark Corp. (a)	2,505	206,988
Apogee Enterprises, Inc.	4,720	176,953
Gibraltar Industries, Inc. (a)	6,050	245,691
Insteel Industries, Inc.	5,610	117,361
Patrick Industries, Inc. (a)	4,460	202,127
PGT Innovations, Inc. (a)	9,430	130,605
Quanex Building Products Corp.	11,930	189,568
Simpson Manufacturing Co., Inc.	5,660	335,468
Universal Forest Products, Inc.	7,950	237,626
		2,147,175
CAPITAL MARKETS - 1.3%
Blucora, Inc. (a)	6,450	215,301
Donnelley Financial Solutions, Inc. (a)	10,660	158,621
Greenhill & Co., Inc.	6,880	147,989
INTL FCStone, Inc. (a)	4,090	158,528
Piper Jaffray Cos.	2,460	179,162
Virtus Investment Partners, Inc.	1,600	156,080
Waddell & Reed Financial, Inc. - Class A	10,140	175,320
WisdomTree Investments, Inc.	23,400	165,204
		1,356,205
CHEMICALS - 2.4%
Balchem Corp.	4,700	436,160
H.B. Fuller Co.	7,040	342,426
Innospec, Inc.	3,010	250,883
Kraton Corp. (a)	6,500	209,170
Livent Corp. (a)	18,370	225,584
LSB Industries, Inc. (a)	20,620	128,669
Quaker Chemical Corp.	2,310	462,762
Rayonier Advanced Materials, Inc.	11,460	155,398

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
CHEMICALS - 2.4% (Continued)
Stepan Co.	3,960	$346,579
		2,557,631
COMMERCIAL SERVICES & SUPPLIES - 3.0%
ABM Industries, Inc.	13,350	485,272
Brady Corp. - Class A	16,390	760,660
Interface, Inc.	10,700	163,924
LSC Communications, Inc.	13,920	90,898
Matthews International Corp. - Class A	2,810	103,829
Mobile Mini, Inc.	5,870	199,228
Multi-Color Corp.	3,460	172,619
R.R. Donnelley & Sons Co.	30,530	144,102
Tetra Tech, Inc.	7,820	465,994
UniFirst Corp.	2,490	382,215
US Ecology, Inc.	3,510	196,490
Viad Corp.	1,980	111,454
		3,276,685
COMMUNICATIONS EQUIPMENT - 1.6%
ADTRAN, Inc.	14,390	197,143
Applied Optoelectronics, Inc. (a)	7,360	89,792
CalAmp Corp. (a)	9,400	118,252
Finisar Corp. (a)	20,410	472,900
Harmonic, Inc. (a)	31,980	173,332
NETGEAR, Inc. (a)	4,710	155,995
Viavi Solutions, Inc. (a)	37,780	467,716
		1,675,130
CONSTRUCTION & ENGINEERING - 0.8%
Aegion Corp. (a)	7,920	139,154
Arcosa, Inc.	11,690	357,130
Comfort Systems USA, Inc.	4,810	251,996
MYR Group, Inc. (a)	4,650	161,029
		909,309
CONSTRUCTION MATERIALS - 0.1%
U.S. Concrete, Inc. (a)	3,620	149,940

CONSUMER FINANCE - 0.7%
Encore Capital Group, Inc. (a)	6,580	179,174
Enova International, Inc. (a)	7,260	165,673
PRA Group, Inc. (a)	6,920	185,525

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
CONSUMER FINANCE - 0.7% (Continued)
World Acceptance Corp. (a)	1,600	$187,408
		717,780
CONTAINERS & PACKAGING - 0.2%
Myers Industries, Inc.	10,200	174,522

DIVERSIFIED CONSUMER SERVICES - 0.7%
American Public Education, Inc. (a)	5,580	168,070
Career Education Corp. (a)	11,680	192,953
Strategic Education, Inc.	3,000	393,930
		754,953
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
ATN International, Inc.	3,340	188,343
Cincinnati Bell, Inc. (a)	13,530	129,076
Cogent Communications Holdings, Inc.	6,040	327,670
Consolidated Communications Holdings, Inc.	12,240	133,538
Iridium Communications, Inc. (a)	16,070	424,891
Vonage Holdings Corp. (a)	27,790	279,012
		1,482,530
ELECTRICAL EQUIPMENT - 0.3%
AZZ, Inc.	3,850	157,580
Encore Wire Corp.	3,540	202,559
		360,139
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.4%
Anixter International, Inc. (a)	3,970	222,757
Arlo Technologies, Inc. (a)	9,327	38,520
Badger Meter, Inc.	5,090	283,208
Benchmark Electronics, Inc.	8,020	210,525
Control4 Corp. (a)	5,090	86,174
CTS Corp.	6,010	176,514
Daktronics, Inc.	20,710	154,289
ePlus, Inc. (a)	2,280	201,871
Fabrinet (a)	4,640	242,950
FARO Technologies, Inc. (a)	3,280	144,025
II-VI, Inc. (a)	7,820	291,217
Insight Enterprises, Inc. (a)	2,820	155,269
Itron, Inc. (a)	4,950	230,917

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.4% (Continued)
KEMET Corp.	8,220	$139,493
Knowles Corp. (a)	18,120	319,456
Methode Electronics, Inc.	4,360	125,481
MTS Systems Corp.	3,280	178,629
OSI Systems, Inc. (a)	2,550	223,380
Plexus Corp. (a)	4,900	298,655
Rogers Corp. (a)	2,710	430,565
Sanmina Corp. (a)	8,760	252,726
ScanSource, Inc. (a)	4,820	172,652
TTM Technologies, Inc. (a)	16,420	192,607
		4,771,880
ENERGY EQUIPMENT & SERVICES - 3.1%
Archrock, Inc.	21,360	208,901
C&J Energy Services, Inc. (a)	14,350	222,712
Era Group, Inc. (a)	15,280	176,331
Exterran Corp. (a)	12,820	216,017
Helix Energy Solutions Group, Inc. (a)	34,270	271,076
Nabors Industries Ltd.	123,570	425,081
Newpark Resources, Inc. (a)	26,460	242,373
Noble Corp. plc (a)	69,870	200,527
Oil States International, Inc. (a)	9,680	164,173
Pioneer Energy Services Corp. (a)	83,910	148,521
ProPetro Holding Corp. (a)	17,060	384,532
SEACOR Holdings, Inc. (a)	3,470	146,711
TETRA Technologies, Inc. (a)	62,990	147,397
U.S. Silica Holdings, Inc.	13,680	237,485
Unit Corp. (a)	10,610	151,086
		3,342,923
ENTERTAINMENT - 0.1%
Marcus Corp. (The)	3,960	158,598

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.4%
Acadia Realty Trust	9,380	255,793
Agree Realty Corp.	4,770	330,752
American Assets Trust, Inc.	3,790	173,809
Armada Hoffler Properties, Inc.	8,590	133,918

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.4% (Continued)
CareTrust REIT, Inc.	9,990	$234,365
CBL & Associates Properties, Inc.	56,930	88,242
Chatham Lodging Trust	7,580	145,839
Chesapeake Lodging Trust	6,970	193,836
Community Healthcare Trust, Inc.	21,560	773,788
DiamondRock Hospitality Co.	24,980	270,533
EastGroup Properties, Inc.	4,980	555,967
Four Corners Property Trust, Inc.	9,270	274,392
Franklin Street Properties Corp.	20,600	148,114
Getty Realty Corp.	3,980	127,479
Global Net Lease, Inc.	8,930	168,777
Hersha Hospitality Trust	7,500	128,550
Independence Realty Trust, Inc.	16,080	173,503
Innovative Industrial Proper	1,460	119,267
iStar Financial, Inc.	14,210	119,648
Kite Realty Group Trust	10,900	174,291
Lexington Realty Trust	19,510	176,761
LTC Properties, Inc.	4,560	208,848
National Storage Affiliates Trust	4,190	119,457
NorthStar Realty Europe Corp.	5,910	102,598
Office Properties Income Trust	8,140	224,990
Pennsylvania Real Estate Investment Trust	20,590	129,511
PS Business Parks, Inc.	2,920	457,944
Retail Opportunity Investments Corp.	14,670	254,378
Saul Centers, Inc.	3,160	162,329
Summit Hotel Properties, Inc.	18,710	213,481
Universal Health Realty Income Trust	1,650	124,921
Washington Prime Group, Inc.	23,940	135,261
		6,901,342
FOOD & STAPLES RETAILING - 0.8%
Andersons, Inc. (The)	4,730	152,448
Chefs' Warehouse, Inc. (The) (a)	19,440	603,612
SpartanNash Co.	9,300	147,591
		903,651
FOOD PRODUCTS - 1.7%
B&G Foods, Inc.	9,530	232,723
Calavo Growers, Inc.	2,150	180,277

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
FOOD PRODUCTS - 1.7% (Continued)
Cal-Maine Foods, Inc.	7,730	$344,990
Darling Ingredients, Inc. (a)	23,090	499,898
J & J Snack Foods Corp.	2,690	427,280
John B. Sanfilippo & Son, Inc.	1,410	101,337
		1,786,505
GAS UTILITIES - 1.1%
Northwest Natural Holdings Co.	8,330	546,698
South Jersey Industries, Inc.	18,210	583,995
		1,130,693
HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
AngioDynamics, Inc. (a)	7,230	165,278
Anika Therapeutics, Inc. (a)	3,070	92,837
Cardiovascular Systems, Inc. (a)	8,070	311,986
CryoLife, Inc. (a)	3,830	111,721
Heska Corp. (a)	1,420	120,870
Integer Holdings Corp. (a)	4,140	312,239
Invacare Corp.	23,550	197,114
LeMaitre Vascular, Inc.	5,160	159,960
Meridian Bioscience, Inc.	9,350	164,654
Merit Medical Systems, Inc. (a)	7,720	477,328
Neogen Corp. (a)	6,993	401,328
OraSure Technologies, Inc. (a)	13,990	155,988
Orthofix Medical, Inc. (a)	3,650	205,896
Tactile Systems Technology, Inc. (a)	2,490	131,273
		3,008,472
HEALTH CARE PROVIDERS & SERVICES - 3.0%
Addus HomeCare Corp. (a)	2,750	174,873
AMN Healthcare Services, Inc. (a)	6,420	302,318
BioTelemetry, Inc. (a)	4,540	284,295
CorVel Corp. (a)	2,400	156,576
Diplomat Pharmacy, Inc. (a)	52,730	306,361
Ensign Group, Inc. (The)	6,850	350,651
LHC Group, Inc. (a)	4,050	448,983
Magellan Health, Inc. (a)	3,260	214,899
Owens & Minor, Inc.	22,720	93,152
Select Medical Holdings Corp. (a)	35,150	495,263
Tivity Health, Inc. (a)	8,628	151,508

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
HEALTH CARE PROVIDERS & SERVICES - 3.0% (Continued)
U.S. Physical Therapy, Inc.	2,050	$215,311
		3,194,190
HEALTH CARE TECHNOLOGY - 1.2%
HealthStream, Inc. (a)	5,690	159,661
HMS Holdings Corp. (a)	11,250	333,113
NextGen Healthcare, Inc. (a)	9,550	160,727
Omnicell, Inc. (a)	5,710	461,596
Tabula Rasa HealthCare, Inc. (a)	2,320	130,894
		1,245,991
HOTELS, RESTAURANTS & LEISURE - 1.9%
Belmond Ltd. - Class A (a)	12,240	305,143
Chuy's Holdings, Inc. (a)	6,790	154,608
Dave & Buster's Entertainment, Inc.	5,310	264,810
Dine Brands Global, Inc.	3,140	286,651
Fiesta Restaurant Group, Inc. (a)	9,220	120,874
Red Robin Gourmet Burgers, Inc. (a)	4,050	116,681
Shake Shack, Inc. - Class A (a)	4,080	241,332
Wingstop, Inc.	7,250	551,217
		2,041,316
HOUSEHOLD DURABLES - 2.7%
Cavco Industries, Inc. (a)	1,410	165,717
Ethan Allen Interiors, Inc.	6,730	128,745
Installed Building Products, Inc. (a)	5,020	243,470
iRobot Corp. (a)	4,940	581,389
La-Z-Boy, Inc.	6,970	229,940
LGI Homes, Inc. (a)	3,740	225,298
M.D.C. Holdings, Inc.	19,344	562,137
M/I Homes, Inc. (a)	5,860	155,993
TopBuild Corp. (a)	4,720	305,950
Universal Electronics, Inc. (a)	4,730	175,720
William Lyon Homes - Class A (a)	10,120	155,544
		2,929,903
HOUSEHOLD PRODUCTS - 0.6%
Central Garden & Pet Co. - Class A (a)	6,730	156,472
WD-40 Co.	2,600	440,544
		597,016

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
INDUSTRIAL CONGLOMERATES - 0.3%
Raven Industries, Inc.	7,150	$274,346

INSURANCE - 4.0%
Ambac Financial Group, Inc. (a)	8,260	149,671
American Equity Investment Life Holding Co.	13,960	377,199
AMERISAFE, Inc.	3,030	179,982
eHealth, Inc. (a)	3,080	192,007
Employers Holdings, Inc.	4,660	186,913
Horace Mann Educators Corp.	5,380	189,430
James River Group Holdings Ltd.	4,540	181,963
Navigators Group, Inc. (The)	10,450	730,141
ProAssurance Corp.	9,820	339,870
RLI Corp.	5,650	405,387
Safety Insurance Group, Inc.	1,790	155,981
Selective Insurance Group, Inc.	12,170	770,118
Stewart Information Services Corp.	3,830	163,503
United Fire Group, Inc.	3,020	132,004
Universal Insurance Holdings, Inc.	4,480	138,880
		4,293,049
INTERNET & DIRECT MARKETING RETAIL - 0.7%
PetMed Express, Inc.	5,520	125,746
Shutterfly, Inc. (a)	4,610	187,350
Shutterstock, Inc.	4,940	230,352
Stamps.com, Inc. (a)	2,760	224,692
		768,140
IT SERVICES - 3.1%
Cardtronics plc - Class A (a)	6,690	238,030
CSG Systems International, Inc.	16,050	678,915
EVERTEC, Inc.	10,810	300,626
ExlService Holdings, Inc. (a)	5,430	325,909
NIC, Inc.	11,920	203,713
Perficient, Inc. (a)	7,030	192,552
Sykes Enterprises, Inc. (a)	8,000	226,240
Travelport Worldwide Ltd.	18,480	290,690

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
IT SERVICES - 3.1% (Continued)
TTEC Holdings, Inc.	5,360	$194,193
Unisys Corp. (a)	10,560	123,235
Virtusa Corp. (a)	10,050	537,172
		3,311,275
LEISURE PRODUCTS - 0.2%
Callaway Golf Co.	14,230	226,684

LIFE SCIENCES TOOLS & SERVICES - 0.9%
Cambrex Corp. (a)	5,105	198,329
Luminex Corp.	4,580	105,386
Medpace Holdings, Inc. (a)	5,530	326,104
NeoGenomics, Inc. (a)	18,890	386,490
		1,016,309
MACHINERY - 6.1%
Actuant Corp. - Class A	8,230	200,565
Alamo Group, Inc.	1,800	179,892
Albany International Corp. - Class A	4,090	292,803
Astec Industries, Inc.	4,300	162,368
Barnes Group, Inc.	6,120	314,629
Briggs & Stratton Corp.	9,680	114,514
Chart Industries, Inc. (a)	6,330	572,992
EnPro Industries, Inc.	5,320	342,874
ESCO Technologies, Inc.	3,220	215,837
Federal Signal Corp.	9,170	238,328
Franklin Electric Co., Inc.	7,820	399,524
Greenbrier Cos., Inc. (The)	4,200	135,366
Harsco Corp. (a)	10,510	211,882
Hillenbrand, Inc.	9,470	393,289
John Bean Technologies Corp.	5,305	487,476
Lindsay Corp.	2,190	211,970
Lydall, Inc. (a)	6,730	157,886
Mueller Industries, Inc.	12,020	376,707
Proto Labs, Inc. (a)	3,900	410,046
SPX Corp. (a)	6,750	234,833
SPX FLOW, Inc. (a)	5,660	180,554
Standex International Corp.	1,630	119,642
Tennant Co.	2,930	181,924
Wabash National Corp.	11,190	151,624

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
MACHINERY - 6.1% (Continued)
Watts Water Technologies, Inc. - Class A	3,800	$307,116
		6,594,641
MARINE - 0.2%
Matson, Inc.	5,550	200,299

MEDIA - 0.6%
E.W. Scripps Co. (The) - Class A	9,180	192,780
Gannett Co., Inc.	17,040	179,602
New Media Investment Group, Inc.	11,490	120,645
Scholastic Corp.	4,200	166,992
		660,019
METALS & MINING - 0.4%
Materion Corp.	4,650	265,329
Olympic Steel, Inc.	9,490	150,606
		415,935
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
Apollo Commercial Real Estate Finance, Inc.	22,000	400,400
ARMOUR Residential REIT, Inc.	6,680	130,460
Capstead Mortgage Corp.	12,570	107,976
Invesco Mortgage Capital, Inc.	12,130	191,654
New York Mortgage Trust, Inc.	24,280	147,865
PennyMac Mortgage Investment Trust	5,570	115,355
Redwood Trust, Inc.	9,390	151,649
		1,245,359
MULTI-LINE RETAIL - 0.5%
Big Lots, Inc.	10,440	396,929
J. C. Penney Co., Inc. (a)	113,750	169,488
		566,417
MULTI-UTILITIES - 0.5%
Avista Corp.	12,930	525,217

OIL, GAS & CONSUMABLE FUELS - 0.6%
Denbury Resources, Inc. (a)	79,000	161,950
Green Plains, Inc.	12,000	200,160
Par Pacific Holdings, Inc. (a)	7,570	134,822
Renewable Energy Group, Inc. (a)	5,720	125,611
		622,543

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
PAPER & FOREST PRODUCTS - 0.6%
Boise Cascade Co.	13,960	$373,570
Clearwater Paper Corp. (a)	5,150	100,322
Neenah, Inc.	2,500	160,900
		634,792
PERSONAL PRODUCTS - 0.4%
Inter Parfums, Inc.	2,380	180,571
Medifast, Inc.	1,770	225,763
		406,334
PHARMACEUTICALS - 1.1%
Amphastar Pharmaceuticals, Inc. (a)	7,700	157,311
Assertio Therapeutics, Inc. (a)	32,170	163,102
Endo International plc (a)	25,330	203,400
Innoviva, Inc. (a)	9,270	130,058
Medicines Co. (The) (a)	9,540	266,643
Supernus Pharmaceuticals, Inc. (a)	7,020	245,981
		1,166,495
PROFESSIONAL SERVICES - 1.6%
Exponent, Inc.	8,210	473,881
FTI Consulting, Inc. (a)	4,900	376,418
Kelly Services, Inc. - Class A	6,880	151,773
Korn Ferry	7,500	335,850
Navigant Consulting, Inc.	4,350	84,694
TrueBlue, Inc. (a)	7,400	174,936
WageWorks, Inc. (a)	3,850	145,376
		1,742,928
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
HFF, Inc. - Class A	5,070	242,092
Marcus & Millichap, Inc. (a)	2,730	111,193
RE/MAX Holdings, Inc. - Class A	4,300	165,722
		519,007
ROAD & RAIL - 0.7%
ArcBest Corp.	4,210	129,626
Heartland Express, Inc.	14,760	284,573

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
ROAD & RAIL - 0.7% (Continued)
Marten Transport Ltd.	8,500	$151,555
Saia, Inc. (a)	3,430	209,573
		775,327
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
Advanced Energy Industries, Inc. (a)	6,290	312,487
Axcelis Technologies, Inc. (a)	7,890	158,747
Brooks Automation, Inc.	10,020	293,887
Cabot Microelectronics Corp.	3,830	428,807
CEVA, Inc. (a)	4,030	108,649
Cohu, Inc.	12,450	183,638
Diodes, Inc. (a)	6,230	216,181
FormFactor, Inc. (a)	13,950	224,456
Ichor Holdings Ltd. (a)	7,950	179,511
Kulicke & Soffa Industries, Inc.	9,850	217,783
MaxLinear, Inc. (a)	8,600	219,558
Nanometrics, Inc. (a)	5,130	158,414
Power Integrations, Inc.	4,030	281,858
Rambus, Inc. (a)	13,445	140,500
Rudolph Technologies, Inc. (a)	7,110	162,108
Semtech Corp. (a)	9,450	481,099
SolarEdge Technologies, Inc. (a)	8,140	306,715
Xperi Corp.	7,580	177,372
		4,251,770
SOFTWARE - 2.7%
8x8, Inc. (a)	14,170	286,234
Agilysys, Inc. (a)	6,190	131,042
Alarm.com Holdings, Inc. (a)	4,690	304,381
Bottomline Technologies (de), Inc. (a)	5,320	266,479
Ebix, Inc.	3,880	191,556
LivePerson, Inc. (a)	9,500	275,690
MicroStrategy, Inc. - Class A (a)	1,390	200,508
Monotype Imaging Holdings, Inc.	8,820	175,430
Progress Software Corp.	6,410	284,412
Qualys, Inc. (a)	4,580	378,949
SPS Commerce, Inc. (a)	2,390	253,483
TiVo Corp.	17,170	160,024
		2,908,188

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
SPECIALTY RETAIL - 3.9%
Abercrombie & Fitch Co. - Class A	13,550	$371,405
Asbury Automotive Group, Inc. (a)	1,760	122,074
Ascena Retail Group, Inc. (a)	59,160	63,893
Caleres, Inc.	6,100	150,609
Chico's FAS, Inc.	24,560	104,871
Children's Place, Inc. (The)	2,440	237,363
DSW, Inc. - Class A	9,020	200,424
Express, Inc. (a)	22,070	94,460
GameStop Corp. - Class A	10,930	111,049
Genesco, Inc. (a)	3,550	161,703
Group 1 Automotive, Inc.	3,050	197,335
Guess?, Inc.	9,260	181,496
Hibbett Sports, Inc. (a)	9,960	227,188
Lithia Motors, Inc. - Class A	2,810	260,627
Lumber Liquidators Holdings, Inc. (a)	11,530	116,453
MarineMax, Inc. (a)	7,260	139,102
Monro, Inc.	4,500	389,340
Office Depot, Inc.	76,770	278,675
RH (a)	3,490	359,295
Sleep Number Corp. (a)	3,400	159,800
Tailored Brands, Inc.	11,680	91,571
Vitamin Shoppe, Inc. (a)	24,550	172,832
		4,191,565
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
3D Systems Corp. (a)	17,030	183,243
Cray, Inc. (a)	6,960	181,308
Electronics For Imaging, Inc. (a)	6,770	182,113
		546,664
TEXTILES, APPAREL & LUXURY GOODS - 1.6%
Crocs, Inc. (a)	10,300	265,225
Fossil Group, Inc. (a)	7,830	107,428
G-III Apparel Group Ltd. (a)	5,110	204,196
Movado Group, Inc.	4,320	157,161
Oxford Industries, Inc.	1,855	139,607

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
TEXTILES, APPAREL & LUXURY GOODS - 1.6% (Continued)
Steven Madden Ltd.	11,935	$403,880
Wolverine World Wide, Inc.	13,500	482,355
		1,759,852
THRIFTS & MORTGAGE FINANCE - 1.8%
Axos Financial, Inc. (a)	7,150	207,064
Dime Community Bancshares, Inc.	7,730	144,783
HomeStreet, Inc. (a)	5,810	153,094
Meta Financial Group, Inc.	6,750	132,840
NMI Holdings, Inc. - Class A (a)	8,620	222,999
Northwest Bancshares, Inc.	23,090	391,837
Provident Financial Services, Inc.	9,430	244,143
TrustCo Bank Corp.	23,830	184,921
Walker & Dunlop, Inc.	4,340	220,949
		1,902,630
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Applied Industrial Technologies, Inc.	4,970	295,566
DXP Enterprises, Inc. (a)	4,230	164,632
Veritiv Corp. (a)	5,420	142,654
		602,852
WATER UTILITIES - 1.0%
American States Water Co.	7,920	564,696
California Water Service Group	8,690	471,693
		1,036,389

TOTAL COMMON STOCKS (COST $101,022,631)		$106,200,223

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	$175,000	$172,089
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	330,000	329,850

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

CORPORATE NOTES - 0.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/23	$330,000	$329,768
TOTAL CORPORATE NOTES (COST $835,000)				$831,707

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 2.36% (c) (Cost $166,716)	166,716	$166,716

TOTAL INVESTMENTS - (COST $102,024,347) - 99.8%		$107,198,646

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		174,314

NET ASSETS - 100.0%		$107,372,960

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	$175,000	$172,089	0.2%
Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/15/18	330,000	329,850	0.3%
Calvert Social Investment Foundation, Inc. 3.00%, 12/15/23	12/17/18	330,000	329,768	0.3%
		$835,000	$831,707	0.8%

(c)	The rate shown is the 7-day effective yield as of March 31, 2019.

plc - Public Liability Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

March 31, 2019 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 70.3%
Praxis Impact Bond Fund - Class I	1,620,528	$16,707,644

EQUITY FUND - 29.7%
Praxis Growth Index Fund - Class I	86,401	2,203,223
Praxis International Index Fund - Class I	194,201	2,095,424
Praxis Small Cap Index Fund - Class I	64,605	580,795
Praxis Value Index Fund - Class I	164,641	2,166,676
		7,046,118

TOTAL MUTUAL FUNDS (COST $21,402,350)		$23,753,762

MONEY MARKET FUNDS - 0.0% (a)	Shares	Value
First American Government Obligations Fund - Class X, 2.36% (b) (Cost $5,820)	5,820	$5,820

TOTAL INVESTMENTS - (COST $21,408,170) - 100.0%		$23,759,582

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (a)		6,516

NET ASSETS - 100.0%		$23,766,098

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2019.

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

March 31, 2019 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 40.4%
Praxis Impact Bond Fund - Class I	2,951,082	$30,425,655

EQUITY FUND - 59.6%
Praxis Growth Index Fund - Class I	476,036	12,138,917
Praxis International Index Fund - Class I	1,238,789	13,366,536
Praxis Small Cap Index Fund - Class I	824,245	7,409,960
Praxis Value Index Fund - Class I	907,094	11,937,359
		44,852,772

TOTAL MUTUAL FUNDS (COST $62,059,778)		$75,278,427

MONEY MARKET FUNDS - 0.0% (a)	Shares	Value
First American Government Obligations Fund - Class X, 2.36% (b) (Cost $528)	528	$528

TOTAL INVESTMENTS - (COST $62,060,306) - 100.0%		$75,278,955

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(13,375)

NET ASSETS - 100.0%		$75,265,580

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2019.

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

March 31, 2019 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 20.3%
Praxis Impact Bond Fund - Class I	1,311,680	$13,523,419

EQUITY FUND - 79.7%
Praxis Growth Index Fund - Class I	542,034	13,821,878
Praxis International Index Fund - Class I	1,468,748	15,847,788
Praxis Small Cap Index Fund - Class I	1,099,080	9,880,728
Praxis Value Index Fund - Class I	1,032,866	13,592,512
		53,142,906

TOTAL MUTUAL FUNDS (COST $52,133,002)		$66,666,325

MONEY MARKET FUNDS - 0.0% (a)	Shares	Value
First American Government Obligations Fund - Class X, 2.36% (b) (Cost $260)	260	$260

TOTAL INVESTMENTS - (COST $52,133,262) - 100.0%		$66,666,585

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(14,860)

NET ASSETS - 100.0%		$66,651,725

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2019.

See accompanying notes to Schedules of Portfolio Investments.

Praxis Mutual Funds

Notes to Schedules of Portfolio Investments

March 31, 2019 (Unaudited)

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2019, the Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund, (individually a “Fund,” collectively the “Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio,” collectively the “Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, the International Index Fund, the Value Index Fund, the Growth Index Fund, the Small Cap Fund, the Conservative Portfolio, the Balanced Portfolio, and the Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of March 31, 2019, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A Shares are subject to a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Board of Trustees (the “Board”).

Praxis Mutual Funds

Notes to Schedules of Portfolio Investments (Continued)

Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be at amortized cost, which approximates fair value. The Portfolios’ investments in the underlying Funds are valued at the Funds’ closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2019, for each Fund’s and Portfolio’s investments are as follows:

Praxis Impact Bond Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$9,623,765	$-	$9,623,765
Commercial Mortgage Backed Securities	-	2,992,459	-	2,992,459
Municipal Bonds	-	10,574,842	-	10,574,842
Corporate Bonds	-	219,423,195	-	219,423,195
Corporate Notes	-	5,129,277	-	5,129,277
Foreign Governments	-	47,821,661	-	47,821,661
U.S. Government Agencies	-	216,596,464	-	216,596,464
Money Market Funds	7,374,411	-	-	7,374,411
Investment Companies	3,477,944	-	-	3,477,944
Total Investments	$10,852,355	$512,161,663	$-	$523,014,018

Praxis International Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$176,555,617	$86,327,787	$-	$262,883,404
Preferred Stocks	1,289,444	-	-	1,289,444
Corporate Notes	-	2,339,431	-	2,339,431
Money Market Funds	-	1,357,184	-	1,357,184
Total Investments	$177,845,061	$90,024,402	$-	$267,869,463

Praxis Mutual Funds

Notes to Schedules of Portfolio Investments (Continued)

Praxis Value Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$206,280,517	$-	$-	$206,280,517
Corporate Notes	-	1,674,340	-	1,674,340
Money Market Funds	354,303	-	-	354,303
Total Investments	$206,634,820	$1,674,340	$-	$208,309,160

Praxis Growth Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$286,221,612	$-	$-	$286,221,612
Corporate Notes	-	2,364,119	-	2,364,119
Money Market Funds	368,245	-	-	368,245
Total Investments	$286,589,857	$2,364,119	$-	$288,953,976

Praxis Small Cap Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$106,200,223	$-	$-	$106,200,223
Corporate Notes	-	831,707	-	831,707
Money Market Funds	166,716	-	-	166,716
Total Investments	$106,366,939	$831,707	$-	$107,198,646

Praxis Genesis Conservative Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$23,753,762	$-	$-	$23,753,762
Money Market Funds	5,820	-	-	5,820
Total Investments	$23,759,582	$-	$-	$23,759,582

Praxis Genesis Balanced Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$75,278,427	$-	$-	$75,278,427
Money Market Funds	528	-	-	528
Total Investments	$75,278,955	$-	$-	$75,278,955

Praxis Genesis Growth Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$66,666,325	$-	$-	$66,666,325
Money Market Funds	260	-	-	260
Total Investments	$66,666,585	$-	$-	$66,666,585

Refer to each Fund’s Schedule of Portfolio Investments for a listing of common stocks, if applicable, by industry type. The Funds and Portfolios did not have any derivative instruments or assets and liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2019.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than on the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Praxis Mutual Funds

Notes to Schedules of Portfolio Investments (Continued)

Risks associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The market value of investment securities, other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities during the reporting period, resulting from changes in the exchange rate.